GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Financial Statements

June 30, 2003

(Unaudited)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

June 30, 2003

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities

June 30, 2003

(Unaudited)

	AIM Variable Insurance Funds
	AIM V.I. Aggressive Growth Fund — Series I Shares	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Blue Chip Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Capital Development Fund — Series I Shares	AIM V.I. Core Equity Fund — Series I Shares	AIM V.I. Global Utilities Fund — Series I Shares	AIM V.I. Government Securities Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. New Technology Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares
Assets
Investments at market value (see cost below; note 2a):	$2,396	584,769	—	17,233,682	5,446	2,810	2,894	1,074,274	9,297,618	89,866	32,362,122
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	2	—	—	—
Receivable for units sold	—	20,961	—	21,895	—	41	29	—	4,968	36	13,296

Total assets	2,396	605,730	—	17,255,577	5,446	2,851	2,923	1,074,276	9,302,586	89,902	32,375,418

Liabilities
Accrued expenses payable to affiliate (note 4c)	1	75	—	2,285	—	1	1	67	1,405	10	4,267
Payable for units withdrawn	1	23	—	8,034	1	—	—	66	327	—	57,411

Total liabilities	2	98	—	10,319	1	1	1	133	1,732	10	61,678

Net assets attributable to variable deferred annuity contract owners
In the accumulation period	$2,394	605,632	—	17,245,258	5,445	2,850	2,922	1,074,143	9,300,854	89,892	32,313,740
In the annuitization period	—	—	—	—	—	—	—	—	—	—	—

Net assets	$2,394	605,632	—	17,245,258	5,445	2,850	2,922	1,074,143	9,300,854	89,892	32,313,740

Outstanding units (notes 2b, 4a, and 5): Type I	—	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type III	—	10,617	—	719,242	—	—	—	—	411,487	—	1,693,173

Net asset value per unit: Type III	$—	11.03	—	6.23	—	—	—	—	5.05	—	6.55

Outstanding units (notes 2b, 4a, and 5): Type IV	—	—	—	62,876	—	—	—	—	38,827	—	146,695

Net asset value per unit: Type IV	$—	—	—	6.22	—	—	—	—	5.04	—	6.54

Outstanding units (notes 2b, 4a, and 5): Type V	421	—	—	490	631	447	528	88,334	—	38,252	—

Net asset value per unit: Type V	$5.68	—	—	5.28	8.63	6.38	5.53	12.16	—	2.35	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	9,982	—	1,722,688	—	—	—	—	1,371,686	—	2,678,273

Net asset value per unit: Type VI	$—	11.03	—	5.08	—	—	—	—	3.77	—	5.51

Outstanding units (notes 2b, 4a, and 5): Type VII	—	15,644	—	696,163	—	—	—	—	496,229	—	1,005,824

Net asset value per unit: Type VII	$—	11.03	—	5.05	—	—	—	—	3.74	—	5.47

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	18,665	—	9,767	—	—	—	—	—	—	470

Net asset value per unit: Type IX	$—	11.03	—	10.63	—	—	—	—	—	—	10.49

Investments in securities, at cost	$2,304	590,000	—	18,851,135	5,054	3,111	2,881	1,072,308	10,978,252	80,407	39,500,262

Shares outstanding	264	64,974	—	941,731	506	151	272	85,260	722,426	31,312	1,806,930

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	The Alger American Fund		AllianceBernstein Variable Products Series Fund, Inc.				American Century Variable Portfolios, Inc.
	Alger American Growth Portfolio — Class O Shares	Alger American Small Capitalization Portfolio — Class O Shares	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B	VP Income & Growth Fund — Class I	VP International Fund — Class I	VP Ultra Fund — Class I	VP Value Fund — Class I
Assets
Investments at market value (see cost below; note 2a):	$138,134,844	60,701,773	116,381,307	27,703,011	6,276,774	252,942	2,706	—	767	—
Dividend receivable	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	13	—	11	1	—	1	—	—	—	—
Receivable for units sold	—	—	336,925	6,684	9,849	14,875	—	—	—	—

Total assets	138,134,857	60,701,773	116,718,243	27,709,696	6,286,623	267,818	2,706	—	767	—

Liabilities
Accrued expenses payable to affiliate (note 4c)	16,596	7,237	14,987	3,621	1,088	34	1	—	1	—
Payable for units withdrawn	73,144	81,434	22	23,234	374,232	24	1	—	1	—

Total liabilities	89,740	88,671	15,009	26,855	375,320	58	2	—	2	—

Net assets attributable to variable deferred annuity contract owners
In the accumulation period	$123,331	60,613,102	116,703,234	27,682,841	5,911,303	267,760	2,704	—	765	—
In the annuitization period	137,921,786	—	—	—	—	—	—	—	—	—

Net assets	$138,045,117	60,613,102	116,703,234	27,682,841	5,911,303	267,760	2,704	—	765	—

Outstanding units (notes 2b, 4a, and 5): Type I	481,245	415,577	16,895	—	—	—	—	—	—	—

Net asset value per unit: Type I	$14.67	7.23	10.81	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	5,518,341	5,260,497	247,761	—	—	—	—	—	—	—

Net asset value per unit: Type II	$14.39	7.09	10.81	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type III	6,570,517	3,036,167	3,288,891	1,387,275	232,677	10,456	—	—	—	—

Net asset value per unit: Type III	$6.96	5.85	9.20	5.96	7.03	10.87	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IV	885,686	450,526	474,996	74,688	37,440	1,284	—	—	—	—

Net asset value per unit: Type IV	$6.60	5.66	9.19	5.95	7.02	10.87	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	—	6,131,511	2,685,214	500,382	5,851	247	—	72	—

Net asset value per unit: Type VI	$—	—	9.28	4.84	5.80	10.87	10.94	—	10.67	—

Outstanding units (notes 2b, 4a, and 5): Type VII	—	—	2,323,619	1,221,778	192,803	2,500	—	—	—	—

Net asset value per unit: Type VII	$—	—	9.23	4.81	5.76	11.15	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	—	80,653	9,427	—	4,478	—	—	—	—

Net asset value per unit: Type IX	$—	—	10.81	10.30	—	10.87	—	—	—	—

Investments in securities, at cost	$215,632,195	87,463,365	120,248,405	33,642,050	6,665,490	279,386	2,379	—	677	—

Shares outstanding	4,801,350	4,308,146	6,170,801	1,460,359	789,531	21,527	476	—	94	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Dreyfus				Eaton Vance Variable Trust
	Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	Dreyfus Variable Investment Fund — Money Market Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating- Rate Income Fund	VT Income Fund of Boston	VT Worldwide Health Sciences Fund
Assets
Investments at market value (see cost below; note 2a):	$6,351,952	—	—	5,275,050	718,627	21,512	988,011
Dividend receivable	—	—	—	—	1,240	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	1
Receivable for units sold	24,664	—	—	1,932	144	—	28,729

Total assets	6,376,616	—	—	5,276,982	720,011	21,512	1,016,741

Liabilities
Accrued expenses payable to affiliate (note 4c)	1,001	—	—	749	1,333	3	130
Payable for units withdrawn	583	—	—	10	30	3	599

Total liabilities	1,584	—	—	759	1,363	6	729

Net assets attributable to variable deferred annuity contract owners
In the accumulation period	$6,375,032	—	—	5,276,223	718,648	21,506	1,016,012
In the annuitization period	—	—	—	—	—	—	—

Net assets	$6,375,032	—	—	5,276,223	718,648	21,506	1,016,012

Outstanding units (notes 2b, 4a, and 5): Type I	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type III	154,246	—	—	69,960	5,689	—	23,134

Net asset value per unit: Type III	$11.36	—	—	5.78	10.05	—	11.13

Outstanding units (notes 2b, 4a, and 5): Type IV	10,697	—	—	13,264	10,092	—	1,454

Net asset value per unit: Type IV	$11.34	—	—	5.77	10.05	—	11.13

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	451,908	—	—	819,802	4,841	2,134	31,907

Net asset value per unit: Type VI	$8.39	—	—	5.03	10.03	10.08	12.46

Outstanding units (notes 2b, 4a, and 5): Type VII	85,130	—	—	134,343	26,418	—	24,644

Net asset value per unit: Type VII	$8.34	—	—	5.00	10.01	—	12.00

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	—	—	—	24,581	—	4,408

Net asset value per unit: Type IX	$—	—	—	—	10.05	—	11.13

Investments in securities, at cost	$5,813,615	—	—	7,327,288	731,505	21,134	999,665

Shares outstanding	587,600	—	—	253,121	71,719	2,109	100,612

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated Capital Income Fund II	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
Assets
Investments at market value (see cost below; note 2a):	$65,700,983	26,616,114	76,025,308	32,926,956	4,891,675	1,050,768
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	1
Receivable for units sold	864	25	864,284	313,381	13,055	82,666

Total assets	65,701,847	26,616,139	76,889,592	33,240,337	4,904,730	1,133,435

Liabilities
Accrued expenses payable to affiliate (note 4c)	7,830	3,327	9,303	4,496	733	135
Payable for units withdrawn	25,440	8,272	577	92	74,221	5

Total liabilities	33,270	11,599	9,880	4,588	74,954	140

Net assets attributable to variable deferred annuity contract owners
In the accumulation period	$65,665,771	26,601,733	76,879,712	33,235,749	4,829,776	1,133,295
In the annuitization period	2,806	2,807	—	—	—	—

Net assets	$65,668,577	26,604,540	76,879,712	33,235,749	4,829,776	1,133,295

Outstanding units (notes 2b, 4a, and 5): Type I	191,125	127,905	259,030	—	—	—

Net asset value per unit: Type I	$14.72	11.94	15.77	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	3,126,738	1,640,798	2,849,107	—	—	—

Net asset value per unit: Type II	$14.46	11.69	15.44	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type III	1,857,197	827,579	2,691,294	1,062,373	233,789	8,722

Net asset value per unit: Type III	$8.58	6.43	9.92	11.14	6.50	11.28

Outstanding units (notes 2b, 4a, and 5): Type IV	222,086	93,662	219,019	174,594	43,570	3,354

Net asset value per unit: Type IV	$7.69	6.14	9.62	11.13	6.49	11.28

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	—	—	1,252,035	460,319	45,748

Net asset value per unit: Type VI	$—	—	—	10.29	5.39	11.28

Outstanding units (notes 2b, 4a, and 5): Type VII	—	—	—	619,095	96,351	22,780

Net asset value per unit: Type VII	$—	—	—	10.23	5.36	11.28

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	—	—	23,456	2,691	19,864

Net asset value per unit: Type IX	$—	—	—	10.27	11.08	11.28

Investments in securities, at cost	$73,949,332	38,256,966	74,398,053	31,919,883	5,582,880	1,031,614

Shares outstanding	3,979,466	3,492,928	10,273,690	4,455,610	922,958	109,569

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)
	VIP Equity- Income Portfolio — Initial Class	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP II Asset ManagerSM Portfolio — Initial Class	VIP II Contrafund® Portfolio — Initial Class	VIP II Contrafund® Portfolio — Service Class 2
Assets
Investments at market value (see cost below; note 2a):	$405,262,414	75,689,962	240,771,311	36,775,956	42,280,742	201,831,784	304,424,015	56,629,687
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	8	—	—	—
Receivable for units sold	32,437	160,156	1,546,103	860,795	—	—	—	138,341

Total assets	405,294,851	75,850,118	242,317,414	37,636,751	42,280,750	201,831,784	304,424,015	56,768,028

Liabilities
Accrued expenses payable to affiliate (note 4c)	46,521	9,978	27,637	4,851	4,671	20,866	35,848	7,387
Payable for units withdrawn	99,279	—	130,228	—	176,687	82,009	170,708	709

Total liabilities	145,800	9,978	157,865	4,851	181,358	102,875	206,556	8,096

Net assets attributable to variable deferred annuity contract owners
In the accumulation period	$405,059,882	75,840,140	242,154,599	37,631,900	42,099,392	201,607,590	304,153,693	56,759,932
In the annuitization period	89,169	—	4,950	—	—	121,319	63,766	—

Net assets	$405,149,051	75,840,140	242,159,549	37,631,900	42,099,392	201,728,909	304,217,459	56,759,932

Outstanding units (notes 2b, 4a, and 5): Type I	1,842,887	—	1,345,935	—	920,453	4,977,970	1,044,013	—

Net asset value per unit: Type I	$39.43	—	41.20	—	17.91	27.25	25.26	—

Outstanding units (notes 2b, 4a, and 5): Type II	6,801,249	—	3,089,887	—	1,031,193	1,921,438	7,784,253	—

Net asset value per unit: Type II	$37.95	—	39.66	—	17.24	26.33	24.73	—

Outstanding units (notes 2b, 4a, and 5): Type III	7,123,934	2,687,731	8,496,660	1,620,128	989,221	1,489,181	8,491,641	1,893,754

Net asset value per unit: Type III	$9.55	8.77	7.01	6.15	7.33	9.48	9.06	8.58

Outstanding units (notes 2b, 4a, and 5): Type IV	759,649	370,418	678,539	286,556	83,923	148,143	967,415	289,376

Net asset value per unit: Type IV	$8.35	8.75	6.78	6.14	6.93	9.25	8.69	8.57

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	619	—	—	—

Net asset value per unit: Type V	$—	—	—	—	6.04	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	3,458,443	—	3,583,257	—	—	—	3,291,897

Net asset value per unit: Type VI	$—	9.23	—	5.24	—	—	—	7.82

Outstanding units (notes 2b, 4a, and 5): Type VII	—	1,800,523	—	1,314,707	—	—	—	1,499,873

Net asset value per unit: Type VII	$—	9.17	—	5.21	—	—	—	7.77

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	55,228	—	26,378	—	—	—	59,561

Net asset value per unit: Type IX	$—	10.78	—	10.72	—	—	—	10.66

Investments in securities, at cost	$441,711,460	76,265,862	338,620,732	40,603,221	42,497,035	224,772,041	328,512,026	55,086,366

Shares outstanding	20,582,144	3,877,560	9,082,283	1,400,455	3,523,395	14,950,503	15,429,499	2,892,221

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio — Initial Class	VIP III Mid Cap Portfolio — Initial Class	VIP III Mid Cap Portfolio — Service Class 2
Assets
Investments at market value (see cost below; note 2a):	$36,480	95,165,936	21,684,313	33,886,385	40,723	68,561,127
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	5	—	4
Receivable for units sold	—	—	36,876	—	—	68,708

Total assets	36,480	95,165,936	21,721,189	33,886,390	40,723	68,629,839

Liabilities
Accrued expenses payable to affiliate (note 4c)	5	11,419	3,028	4,041	2	8,964
Payable for units withdrawn	6	26,539	535	6,449	3	674,851

Total liabilities	11	37,958	3,563	10,490	5	683,815

Net assets attributable to variable deferred annuity contract owners
In the accumulation period	$36,469	95,122,267	21,717,626	33,875,900	40,718	67,946,024
In the annuitization period	—	5,711	—	—	—	—

Net assets	$36,469	95,127,978	21,717,626	33,875,900	40,718	67,946,024

Outstanding units (notes 2b, 4a, and 5): Type I	—	241,170	—	151,787	—	7,573

Net asset value per unit: Type I	$—	13.56	—	9.40	—	11.05

Outstanding units (notes 2b, 4a, and 5): Type II	—	4,326,970	—	2,399,023	—	72,785

Net asset value per unit: Type II	$—	13.35	—	9.25	—	11.04

Outstanding units (notes 2b, 4a, and 5): Type III	—	3,645,912	776,615	1,496,303	—	1,544,489

Net asset value per unit: Type III	$—	8.35	8.19	6.14	—	9.81

Outstanding units (notes 2b, 4a, and 5): Type IV	—	464,156	104,824	182,451	—	186,658

Net asset value per unit: Type IV	$—	7.82	8.18	5.86	—	9.80

Outstanding units (notes 2b, 4a, and 5): Type V	—	2,357	—	255	3,957	—

Net asset value per unit: Type V	$—	8.32	—	6.59	10.29	—

Outstanding units (notes 2b, 4a, and 5): Type VI	932	—	1,176,402	—	—	3,793,125

Net asset value per unit: Type VI	$10.74	—	8.00	—	—	9.74

Outstanding units (notes 2b, 4a, and 5): Type VII	612	—	628,732	—	—	1,296,356

Net asset value per unit: Type VII	$10.74	—	7.95	—	—	9.68

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	1,851	—	8,576	—	—	52,930

Net asset value per unit: Type IX	$10.74	—	10.50	—	—	11.04

Investments in securities, at cost	$37,928	109,501,587	21,623,137	44,629,246	37,616	65,892,812

Shares outstanding	5,772	7,897,588	1,820,681	2,584,774	2,146	3,635,267

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Franklin Templeton Variable Insurance Products Trust
	Franklin Large Cap Growth Securities — Class 2 Shares	Mutual Shares Securities Fund — Class 2 Shares	Templeton Foreign Securities Fund — Class 2 Shares	Templeton Global Asset Allocation Fund — Class 2 Shares
Assets
Investments at market value (see cost below; note 2a):	$—	—	12,701	4,169
Dividend receivable	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—
Receivable for units sold	—	—	—	—

Total assets	—	—	12,701	4,169

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	—	1	1
Payable for units withdrawn	—	—	2	1

Total liabilities	—	—	3	2

Net assets attributable to variable deferred annuity contract owners
In the accumulation period	$—	—	12,698	4,167
In the annuitization period	—	—	—	—

Net assets	$—	—	12,698	4,167

Outstanding units (notes 2b, 4a, and 5): Type I	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type III	—	—	—	—

Net asset value per unit: Type III	$—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IV	—	—	—	—

Net asset value per unit: Type IV	$—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	—	1,242	373

Net asset value per unit: Type VI	$—	—	10.22	11.16

Outstanding units (notes 2b, 4a, and 5): Type VII	—	—	—	—

Net asset value per unit: Type VII	$—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	—	—	—

Net asset value per unit: Type IX	$—	—	—	—

Investments in securities, at cost	$—	—	11,189	3,862

Shares outstanding	—	—	1,275	265

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund
Assets
Investments at market value (see cost below; note 2a):	$18,844,751	213,248,765	26,685,983	173,325,104	495,976,181	92,483,719	69,417,996
Dividend receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	16	1	—	2	4	1
Receivable for units sold	83,304	55,247	63,338	2,402,504	415,181	2,547,793	55,985

Total assets	18,928,055	213,304,028	26,749,322	175,727,608	496,391,364	95,031,516	69,473,982

Liabilities
Accrued expenses payable to affiliate (note 4c)	1,406	25,994	1,987	20,753	60,512	11,662	8,456
Payable for units withdrawn	—	237,686	120,900	7,211	2,209,920	205	78,491

Total liabilities	1,406	263,680	122,887	27,964	2,270,432	11,867	86,947

Net assets attributable to variable deferred annuity contract owners
In the accumulation period	$18,926,649	213,040,348	26,626,435	175,699,644	494,089,590	94,899,555	69,387,035
In the annuitization period	—	—	—	—	31,342	120,094	—

Net assets	$18,926,649	213,040,348	26,626,435	175,699,644	494,120,932	95,019,649	69,387,035

Analysis of net assets:
Attributable to:
Variable deferred annuity contract owners	$12,445,725	213,040,348	15,288,894	170,512,112	494,120,932	95,019,649	69,387,035
GE Life and Annuity Assurance Company (note 4d)	6,480,924	—	11,337,541	5,187,532	—	—	—

Net assets	$18,926,649	213,040,348	26,626,435	175,699,644	494,120,932	95,019,649	69,387,035

Outstanding units (notes 2b, 4a, and 5): Type I	142,662	1,008,566	60,152	302,634	1,670,775	221,017	183,013

Net asset value per unit: Type I	$ 12.07	13.56	10.44	16.27	17.26	8.68	24.59

Outstanding units (notes 2b, 4a, and 5): Type II	902,676	6,966,416	839,668	3,632,020	10,921,557	2,744,585	1,817,077

Net asset value per unit: Type II	$ 11.88	13.38	10.28	16.02	16.61	8.58	24.10

Outstanding units (notes 2b, 4a, and 5): Type III	—	5,579,786	784,033	5,327,178	15,599,312	4,539,586	1,163,149

Net asset value per unit: Type III	$ —	12.47	6.79	11.15	11.00	8.53	16.32

Outstanding units (notes 2b, 4a, and 5): Type IV	—	698,796	103,472	485,169	3,721,023	537,010	98,616

Net asset value per unit: Type IV	$ —	12.55	6.65	9.68	10.89	8.51	14.91

Outstanding units (notes 2b, 4a, and 5): Type V	—	4,154	3,024	2,418	4,206,874	10,666	7,613

Net asset value per unit: Type V	$ —	12.70	5.77	10.57	1.06	7.71	13.59

Outstanding units (notes 2b, 4a, and 5): Type VI	—	1,846,903	—	2,982,512	4,402,375	2,616,578	31,652

Net asset value per unit: Type VI	$ —	10.96	—	10.52	10.45	7.38	10.83

Outstanding units (notes 2b, 4a, and 5): Type VII	—	651,609	—	1,101,269	1,731,844	866,699	11,207

Net asset value per unit: Type VII	$ —	10.94	—	10.46	10.39	7.33	10.82

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$ —	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	37,543	—	35,269	330,727	48,181	6,900

Net asset value per unit: Type IX	$ —	10.13	—	11.00	9.99	10.68	10.83

Investments in securities, at cost	$17,722,974	205,679,029	31,189,107	173,705,982	495,970,359	93,966,243	63,874,878

Shares outstanding	1,655,954	15,890,370	3,884,423	11,585,903	495,976,181	1,496,500	4,469,929

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	GE Investments Funds, Inc. (continued)
	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
Assets
Investments at market value (see cost below; note 2a):	$466,047,582	48,870,470	130,169,170	87,638,728	22,730,191
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	331,208	144,084	588,538	101,211	126,502

Total assets	466,378,790	49,014,554	130,757,708	87,739,939	22,856,693

Liabilities
Accrued expenses payable to affiliate (note 4c)	56,679	6,458	15,655	11,145	3,365
Payable for units withdrawn	195,614	2,748	8,040	14,900	449

Total liabilities	252,293	9,206	23,695	26,045	3,814

Net assets attributable to variable deferred annuity contract owners
In the accumulation period	$466,041,120	49,005,348	130,728,162	87,594,400	22,852,879
In the annuitization period	85,377	—	5,851	119,494	—

Net assets	$466,126,497	49,005,348	130,734,013	87,713,894	22,852,879

Analysis of net assets:
Attributable to:
Variable deferred annuity contract owners	$466,126,497	49,005,348	130,734,013	87,713,894	22,852,879
GE Life and Annuity Assurance Company (note 4d)	—	—	—	—	—

Net assets	$466,126,497	49,005,348	130,734,013	87,713,894	22,852,879

Outstanding units (notes 2b, 4a, and 5): Type I	431,834	6,249	267,499	116,260	—

Net asset value per unit: Type I	$39.59	10.79	36.48	9.79	—

Outstanding units (notes 2b, 4a, and 5): Type II	6,237,024	51,244	1,811,137	2,837,186	—

Net asset value per unit: Type II	$38.11	10.79	35.12	9.67	—

Outstanding units (notes 2b, 4a, and 5): Type III	16,227,957	1,163,237	2,980,301	3,534,480	720,184

Net asset value per unit: Type III	$7.55	10.52	10.49	8.84	8.09

Outstanding units (notes 2b, 4a, and 5): Type IV	1,913,383	184,095	270,000	460,050	270,879

Net asset value per unit: Type IV	$7.03	10.50	10.05	8.06	8.08

Outstanding units (notes 2b, 4a, and 5): Type V	23,779	—	7,422	5,538	—

Net asset value per unit: Type V	$6.85	—	9.67	7.94	—

Outstanding units (notes 2b, 4a, and 5): Type VI	7,934,969	2,362,323	—	2,027,796	1,254,055

Net asset value per unit: Type VI	$6.62	10.74	—	7.70	7.88

Outstanding units (notes 2b, 4a, and 5): Type VII	3,217,710	796,326	48,558	1,070,355	608,037

Net asset value per unit: Type VII	$6.58	10.68	10.49	7.66	7.83

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	2,172,428	—	—

Net asset value per unit: Type VIII	$—	—	10.00	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	140,989	31,385	103,552	31,287	18,484

Net asset value per unit: Type IX	$10.64	10.79	10.49	10.56	10.55

Investments in securities, at cost	$551,252,641	49,605,425	133,711,147	94,947,824	22,747,568

Shares outstanding	25,819,811	4,593,089	9,371,431	3,094,588	2,820,123

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Goldman Sachs Variable Insurance Trust		Greenwich Street Series Fund	Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio — Institutional Shares	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio — Institutional Shares	Capital Appreciation Portfolio — Service Shares	Core Equity Portfolio — Institutional Shares	Flexible Income Portfolio — Institutional Shares	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio — Institutional Shares	Growth Portfolio — Service Shares
Assets
Investments at market value (see cost below; note 2a):	$19,667,343	141,207,698	24,808	435,764,820	107,158,567	163,787,667	19,301,170	2,528	105,499,433	14,578,499	13,382,264	234,237,069	16,388,767
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	5	14	—	42	—	2	—	—	8	—	—	43	—
Receivable for units sold	683	—	2,909	—	279,214	19,139	22,858	74	—	3,564	11,236	—	530

Total assets	19,668,031	141,207,712	27,717	435,764,862	107,437,781	163,806,808	19,324,028	2,602	105,499,441	14,582,063	13,393,500	234,237,112	16,389,297

Liabilities
Accrued expenses payable to affiliate (note 4c)	2,507	16,968	4	51,676	13,886	19,832	2,652	1	12,459	2,157	1,871	27,505	2,173
Payable for units withdrawn	13,482	1,387,631	3	2,109,131	453,640	172,171	54,289	—	205,284	66,656	751	152,080	1,632

Total liabilities	15,989	1,404,599	7	2,160,807	467,526	192,003	56,941	1	217,743	68,813	2,622	179,585	3,805

Net assets attributable to variable deferred annuity contract owners
In the accumulation period	$19,652,042	139,803,113	27,710	433,604,055	106,962,632	163,554,456	19,267,087	2,601	105,281,698	14,513,250	13,388,168	234,019,865	16,385,492
In the annuitization period	—	—	—	—	7,623	60,349	—	—	—	—	2,710	37,662	—

Net assets	$19,652,042	139,803,113	27,710	433,604,055	106,970,255	163,614,805	19,267,087	2,601	105,281,698	14,513,250	13,390,878	234,057,527	16,385,492

Net assets attributable to variable
Outstanding units (notes 2b, 4a, and 5): Type I	94,299	748,299	—	1,305,079	—	402,338	—	—	388,561	48,905	387,545	1,482,796	—

Net asset value per unit: Type I	$7.35	12.23	—	21.80	—	18.25	—	—	17.41	7.32	2.90	18.53	—

Outstanding units (notes 2b, 4a, and 5): Type II	1,326,126	5,706,554	—	12,348,078	—	4,584,364	—	—	3,552,430	551,374	1,346,627	7,410,298	—

Net asset value per unit: Type II	$7.26	12.08	—	21.38	—	17.97	—	—	17.07	7.26	2.88	18.08	—

Outstanding units (notes 2b, 4a, and 5): Type III	1,007,828	3,962,842	—	12,475,979	2,751,037	8,131,348	803,547	—	2,701,486	760,320	1,482,538	9,781,461	819,456

Net asset value per unit: Type III	$8.20	14.40	—	10.47	9.26	8.38	6.95	—	12.62	7.23	2.86	6.73	5.75

Outstanding units (notes 2b, 4a, and 5): Type IV	142,849	364,524	—	1,062,355	407,976	783,103	132,985	—	197,736	68,732	256,818	1,061,741	79,106

Net asset value per unit: Type IV	$7.47	12.76	—	9.91	9.25	7.34	6.94	—	12.52	7.22	2.86	6.38	5.74

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—	403	—	360	101,827	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	6.05	—	7.23	12.85	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	—	281	—	6,255,288	—	1,657,387	—	—	515,078	907,677	—	1,642,494

Net asset value per unit: Type VI	$—	—	10.93	—	8.72	—	5.81	—	—	6.80	2.81	—	4.92

Outstanding units (notes 2b, 4a, and 5): Type VII	—	—	59	—	2,592,436	—	521,506	—	—	97,245	309,527	—	641,816

Net asset value per unit: Type VII	$—	—	10.93	—	8.67	—	5.77	—	—	6.75	2.79	—	4.89

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	—	2,195	—	68,096	—	11,406	—	—	—	—	—	—

Net asset value per unit: Type IX	$—	—	10.93	—	10.27	—	10.61	—	—	—	—	—	—

Investments in securities, at cost	$20,006,416	135,951,954	24,864	472,131,988	107,808,476	222,308,741	21,339,313	2,937	102,228,382	16,254,703	17,073,549	324,820,542	20,596,778

Shares outstanding	2,232,389	12,268,262	1,486	20,155,635	4,779,597	8,702,852	1,032,148	177	8,300,506	2,378,222	4,695,531	14,352,762	1,014,156

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Janus Aspen Series (continued)						J.P. Morgan Series Trust II
	International Growth Portfolio — Institutional Shares	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Institutional Shares	Mid Cap Growth Portfolio — Service Shares	Worldwide Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Service Shares	Bond Portfolio	International Opportunities Portfolio	Mid Cap Value Portfolio	Small Company Portfolio	U.S. Large Cap Core Equity Portfolio
Assets
Investments at market value (see cost below; note 2a):	$85,507,971	15,708,160	130,742,070	12,308,105	286,422,712	22,038,527	31,321	109	18,684	—	—
Dividend receivable	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	1	3	32	—	18	—	—	—	—	—	—
Receivable for units sold	60	484,136	—	28,235	—	1,886	—	—	—	—	—

Total assets	85,508,032	16,192,299	130,742,102	12,336,340	286,422,730	22,040,413	31,321	109	18,684	—	—

Liabilities
Accrued expenses payable to affiliate (note 4c)	10,200	2,188	15,468	1,872	33,370	2,883	4	—	3	—	—
Payable for units withdrawn	60,288	—	66,890	901	199,149	750	4	—	2	—	—

Total liabilities	70,488	2,188	82,358	2,773	232,519	3,633	8	—	5	—	—

Net assets attributable to variable deferred annuity contract owners
In the accumulation period	$85,374,988	16,190,111	130,533,273	12,333,567	286,134,656	22,036,780	31,313	109	18,679	—	—
In the annuitization period	62,556	—	126,471	—	55,555	—	—	—	—	—	—

Net assets	$85,437,544	16,190,111	130,659,744	12,333,567	286,190,211	22,036,780	31,313	109	18,679	—	—

Outstanding units (notes 2b, 4a, and 5): Type I	380,446	—	605,398	—	1,430,237	—	—	—	—	—	—

Net asset value per unit: Type I	$14.04	—	19.89	—	23.88	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	3,808,227	—	3,721,912	—	8,062,780	—	—	—	—	—	—

Net asset value per unit: Type II	$13.79	—	19.41	—	23.30	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type III	2,874,043	588,580	6,034,150	713,773	7,628,680	977,016	—	—	—	—	—

Net asset value per unit: Type III	$8.29	5.81	6.86	4.79	7.52	5.86	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IV	457,545	160,554	842,943	101,477	925,943	152,071	—	—	—	—	—

Net asset value per unit: Type IV	$8.20	5.80	5.91	4.79	7.35	5.85	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type V	586	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$5.00	—	—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	1,972,897	—	2,109,459	—	2,330,847	2,977	10	1,656	—	—

Net asset value per unit: Type VI	$—	4.71	—	3.23	—	4.82	10.52	10.48	11.28	—	—

Outstanding units (notes 2b, 4a, and 5): Type VII	—	524,164	—	503,105	—	874,148	—	—	—	—	—

Net asset value per unit: Type VII	$—	4.69	—	3.21	—	4.79	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	8,201	—	—	—	—	—	—	—	—

Net asset value per unit: Type IX	$—	10.80	—	—	—	—	—	—	—	—

Investments in securities, at cost	$103,259,090	16,958,133	237,896,962	15,463,049	415,146,499	26,083,377	31,765	102	16,789	—	—

Shares outstanding	4,685,368	866,896	7,101,688	678,881	12,867,148	994,070	2,530	14	1,003	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	MFS® Variable Insurance Trust						Nations Separate Account Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Strategic Income Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio
Assets
Investments at market value (see cost below; note 2a):	$19,894,536	15,998,027	23,710,459	—	25,487	21,313,198	1,798,556	541,543
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	1	1
Receivable for units sold	58,785	44,285	79,971	—	—	84,486	128,157	52,589

Total assets	19,953,321	16,042,312	23,790,430	—	25,487	21,397,684	1,926,714	594,133

Liabilities
Accrued expenses payable to affiliate (note 4c)	2,873	2,299	3,136	—	3	2,917	242	74
Payable for units withdrawn	21,739	3,228	8,346	—	3	1,349	—	7

Total liabilities	24,612	5,527	11,482	—	6	4,266	242	81

Net assets attributable to variable deferred annuity contract owners
In the accumulation period	$19,928,709	16,036,785	23,778,948	—	25,481	21,393,418	1,926,472	594,052
In the annuitization period	—	—	—	—	—	—	—	—

Net assets	$19,928,709	16,036,785	23,778,948	—	25,481	21,393,418	1,926,472	594,052

Outstanding units (notes 2b, 4a, and 5): Type I	—	—	1,182	—	—	—	—	—

Net asset value per unit: Type I	$—	—	10.83	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	37,688	—	—	—	—	—

Net asset value per unit: Type II	$—	—	10.83	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type III	782,367	599,507	809,289	—	—	803,827	5,105	3,995

Net asset value per unit: Type III	$5.87	7.01	7.43	—	—	7.08	10.82	10.89

Outstanding units (notes 2b, 4a, and 5): Type IV	140,056	104,589	65,851	—	—	73,771	12,300	4,911

Net asset value per unit: Type IV	$5.86	7.00	7.42	—	—	7.07	10.82	10.89

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	2,045,161	1,145,495	2,034,387	—	2,388	1,563,688	55,641	7,496

Net asset value per unit: Type VI	$5.31	6.82	6.29	—	10.67	6.94	10.82	10.89

Outstanding units (notes 2b, 4a, and 5): Type VII	647,863	473,312	621,602	—	—	619,142	93,176	31,155

Net asset value per unit: Type VII	$5.28	6.78	6.25	—	—	6.90	10.82	10.89

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	22,083	7,694	16,163	—	—	5,135	11,825	6,994

Net asset value per unit: Type IX	$10.64	10.50	10.83	—	—	11.04	10.82	10.89

Investments in securities, at cost	$22,201,212	17,242,497	24,733,200	—	23,832	22,366,150	1,823,249	542,213

Shares outstanding	2,521,487	1,101,792	2,028,268	—	1,418	1,505,169	140,512	49,456

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
Assets
Investments at market value (see cost below; note 2a):	$105,215,108	200,071	131,763,454	172,546,506	916,474	44,861,562	112,144,622	40,540,736	583,409	68,202,263
Dividend receivable	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	6	1	8	11	—	—	—	—	1	—
Receivable for units sold	—	48,090	3,953	—	19,943	68,816	154,051	128,771	43,885	36,168

Total assets	105,215,114	248,162	131,767,415	172,546,517	936,417	44,930,378	112,298,673	40,669,507	627,295	68,238,431

Liabilities
Accrued expenses payable to affiliate (note 4c)	11,928	26	15,509	20,108	119	5,958	13,078	5,302	75	7,850
Payable for units withdrawn	85,994	2	223,813	1,317,677	59	—	64,559	—	2	51,963
Total liabilities	97,922	28	239,322	1,337,785	178	5,958	77,637	5,302	77	59,813

Net assets attributable to variable deferred annuity contract owners
In the accumulation period	$105,113,994	248,134	131,528,093	171,208,732	831,378	44,924,420	112,214,563	40,664,205	627,218	68,178,618
In the annuitization period	3,198	—	—	—	104,861	—	6,473	—	—	—

Net assets	$105,117,192	248,134	131,528,093	171,208,732	936,239	44,924,420	112,221,036	40,664,205	627,218	68,178,618

Outstanding units (notes 2b, 4a, and 5): Type I	721,050	—	427,224	509,047	—	—	498,854	—	—	467,953

Net asset value per unit: Type I	$35.41	—	27.10	44.46	—	—	33.80	—	—	32.11

Outstanding units (notes 2b, 4a, and 5): Type II	1,739,688	—	3,050,790	2,451,253	—	—	2,096,686	—	—	1,228,224

Net asset value per unit: Type II	$34.09	—	26.09	42.79	—	—	32.54	—	—	30.91

Outstanding units (notes 2b, 4a, and 5): Type III	2,263,592	6,500	3,121,188	4,362,492	12,710	1,382,348	2,284,443	1,191,410	8,518	1,239,699

Net asset value per unit: Type III	$8.15	10.95	12.01	8.98	10.64	7.79	10.51	7.71	11.12	11.26

Outstanding units (notes 2b, 4a, and 5): Type IV	240,234	—	237,760	521,643	5,361	279,252	307,796	191,608	1,471	117,071

Net asset value per unit: Type IV	$7.62	—	12.07	8.65	10.64	7.78	10.15	7.70	11.12	10.50

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	6,861	—	—	37,130	3,552,773	—	2,954,333	16,884	—

Net asset value per unit: Type VI	$—	10.95	—	—	11.03	6.90	—	6.96	10.87	—

Outstanding units (notes 2b, 4a, and 5): Type VII	—	4,767	—	—	26,531	1,045,498	—	1,310,610	13,911	—

Net asset value per unit: Type VII	$—	10.91	—	—	10.77	6.85	—	6.92	10.82	—

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	4,545	—	—	4,575	27,633	—	35,012	16,375	—

Net asset value per unit: Type IX	$—	10.96	—	—	10.64	11.13	—	10.61	11.12	—

Investments in securities, at cost	$144,198,229	201,010	130,153,763	202,180,029	921,750	44,995,741	124,575,241	42,262,910	570,956	71,687,657

Shares outstanding	3,165,316	6,043	11,712,307	5,794,040	30,920	2,300,593	14,070,843	2,436,342	54,069	4,806,361

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
Assets
Investments at market value (see cost below; note 2a):	$13,861,414	18,866,587	12,496,213	69,642,996	89,610,509	228,723,785
Dividend receivable	—	—	22,961	349,140	219,491	459,721
Receivable from affiliate (note 4b)	1	10	—	—	—	—
Receivable for units sold	—	—	16,591	388,695	286,016	629,916

Total assets	13,861,415	18,866,597	12,535,765	70,380,831	90,116,016	229,813,422

Liabilities
Accrued expenses payable to affiliate (note 4c)	1,584	2,160	24,615	358,252	231,127	489,305
Payable for units withdrawn	4,192	18,494	—	—	111,910	23

Total liabilities	5,776	20,654	24,615	358,252	343,037	489,328

Net assets attributable to variable deferred annuity contract owners
In the accumulation period	$13,837,319	18,845,943	12,511,150	70,022,579	89,772,979	229,324,094
In the annuitization period	18,320	—	—	—	—	—

Net assets	$13,855,639	18,845,943	12,511,150	70,022,579	89,772,979	229,324,094

Outstanding units (notes 2b, 4a, and 5): Type I	108,093	112,366	—	—	—	13,213

Net asset value per unit: Type I	$8.26	13.61	—	—	—	10.12

Outstanding units (notes 2b, 4a, and 5): Type II	1,594,440	1,292,286	—	—	—	674,914

Net asset value per unit: Type II	$8.13	13.40	—	—	—	10.12

Outstanding units (notes 2b, 4a, and 5): Type III	—	—	329,365	1,849,420	2,254,018	4,415,794

Net asset value per unit: Type III	$—	—	11.88	11.29	13.21	12.12

Outstanding units (notes 2b, 4a, and 5): Type IV	—	—	28,793	284,882	208,265	956,482

Net asset value per unit: Type IV	$—	—	11.86	11.28	13.19	12.10

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	—	519,570	2,782,455	2,586,510	8,174,832

Net asset value per unit: Type VI	$—	—	12.04	11.10	14.15	12.58

Outstanding units (notes 2b, 4a, and 5): Type VII	—	—	167,183	1,273,904	1,377,394	4,185,101

Net asset value per unit: Type VII	$—	—	11.97	11.04	14.06	12.51

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	—	—	95,797	124,045	204,783

Net asset value per unit: Type IX	$—	—	—	10.23	10.36	10.12

Investments in securities, at cost	$16,906,154	23,666,846	12,176,697	65,993,630	85,092,852	221,674,457

Shares outstanding	1,589,612	1,322,115	1,216,769	8,782,219	7,725,044	21,741,805

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	The Prudential Series Fund, Inc.					Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc
	Equity Portfolio — Class II Shares	Jennison Portfolio — Class II Shares	Jennison 20/20 Focus Portfolio — Class II Shares	SP Jennison International Growth Portfolio — Class II Shares	SP Prudential U.S. Emerging Growth Portfolio — Class II Shares	OTC Fund	Salomon Brothers Variable Investors Fund — Class I	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Strategic Bond Fund — Class I	Salomon Brothers Variable Total Return Fund — Class I
Assets
Investments at market value (see cost below; note 2a):	$—	53,148	—	13,466	70,662	7,472,844	45,817,236	872,790	59,325,553	17,851,897
Dividend receivable	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	2	—	—	—	1	—	1
Receivable for units sold	—	—	19	—	—	10,695	—	8,803	—	4,660

Total assets	—	53,148	19	13,468	70,662	7,483,539	45,817,236	881,594	59,325,553	17,856,558

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	8	—	1	14	1,155	5,842	114	7,274	2,262
Payable for units withdrawn	—	8	—	2	9	358	12,426	32	1,677,838	1,419

Total liabilities	—	16	—	3	23	1,513	18,268	146	1,685,112	3,681

Net assets attributable to variable deferred annuity contract owners
In the accumulation period	$—	53,132	19	13,465	70,639	7,482,026	45,741,476	881,448	57,640,441	17,852,877
In the annuitization period	—	—	—	—	—	—	57,492	—	—	—

Net assets	$—	53,132	19	13,465	70,639	7,482,026	45,798,968	881,448	57,640,441	17,852,877

Outstanding units (notes 2b, 4a, and 5): Type I	—	—	—	—	—	—	359,750	—	247,465	43,926

Net asset value per unit: Type I	$—	—	—	—	—	—	12.54	—	13.35	10.97

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	—	—	—	—	1,441,335	—	2,013,055	725,073

Net asset value per unit: Type II	$—	—	—	—	—	—	12.39	—	13.19	10.84

Outstanding units (notes 2b, 4a, and 5): Type III	—	5,463	—	2,148	9,797	351,146	2,132,938	10,600	1,951,109	885,543

Net asset value per unit: Type III	$—	6.61	—	6.27	7.21	4.03	10.13	10.92	12.82	10.09

Outstanding units (notes 2b, 4a, and 5): Type IV	—	—	—	—	—	27,325	198,790	—	218,391	59,147

Net asset value per unit: Type IV	$—	—	—	—	—	4.02	9.17	—	12.69	9.74

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	304	—	—	—	1,471,482	—	28,567	—	—

Net asset value per unit: Type VI	$—	10.55	—	—	—	2.81	—	10.92	—	—

Outstanding units (notes 2b, 4a, and 5): Type VII	—	—	—	—	—	642,568	—	36,485	—	—

Net asset value per unit: Type VII	$—	—	—	—	—	2.79	—	10.91	—	—

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	1,308	2	—	—	2,746	—	5,100	—	—

Net asset value per unit: Type IX	$—	10.56	10.56	—	—	10.72	—	10.92	—	—

Investments in securities, at cost	$—	55,125	—	83,456	83,985	8,350,529	49,312,588	910,595	54,782,387	17,608,199

Shares outstanding	—	3,738	—	2,871	12,332	683,075	4,116,553	66,676	5,213,142	1,738,257

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

June 30, 2003

(Unaudited)

	Scudder Variable Series II			Van Kampen Life Investment Trust
	Scudder Technology Growth Portfolio — Class B Shares	SVS Dreman High Return Equity Portfolio — Class B Shares	SVS Dreman Small Cap Value Portfolio — Class B Shares	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
Assets
Investments at market value (see cost below; note 2a):	$590	—	—	12,743,161	3,167,645
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—
Receivable for units sold	—	—	—	99,456	21,288

Total assets	590	—	—	12,842,617	3,188,933

Liabilities
Accrued expenses payable to affiliate (note 4c)	1	—	—	1,688	411
Payable for units withdrawn	1	—	—	—	30

Total liabilities	2	—	—	1,688	441

Net assets attributable to variable deferred annuity contract owners
In the accumulation period	$588	—	—	12,840,929	3,188,492
In the annuitization period	—	—	—	—	—

Net assets	$588	—	—	12,840,929	3,188,492

Outstanding units (notes 2b, 4a, and 5): Type I	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type III	—	—	—	110,734	26,132

Net asset value per unit: Type III	$—	—	—	9.02	8.16

Outstanding units (notes 2b, 4a, and 5): Type IV	—	—	—	35,896	2,175

Net asset value per unit: Type IV	$—	—	—	9.02	8.16

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	48	—	—	762,927	233,949

Net asset value per unit: Type VI	$12.18	—	—	9.03	8.17

Outstanding units (notes 2b, 4a, and 5): Type VII	—	—	—	486,500	115,750

Net asset value per unit: Type VII	$—	—	—	9.01	8.15

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	—	—	22,545	9,659

Net asset value per unit: Type IX	$—	—	—	10.90	10.64

Investments in securities, at cost	$510	—	—	11,823,611	3,020,745

Shares outstanding	83	—	—	1,254,248	146,786

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations

(Unaudited)

	AIM Variable Insurance Funds
	AIM V.I. Aggressive Growth Fund — Series I Shares	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Blue Chip Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Capital Development Fund — Series I Shares	AIM V.I. Core Equity Fund — Series I Shares	AIM V.I. Global Utilities Fund — Series I Shares	AIM V.I. Government Securities Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. New Technology Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type I (note 4a)	—	—	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type II (note 4a)	—	—	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type III (note 4a)	—	97	—	33,021	—	—	—	—	14,334	—	78,117
Expenses — Mortality and expense risk charges and administrative expenses —Type IV (note 4a)	—	—	—	3,030	—	—	—	—	1,218	—	7,111
Expenses — Mortality and expense risk charges and administrative expenses —Type V (note 4a)	8	—	—	59	33	7	13	2,404	—	138	—
Expenses — Mortality and expense risk charges and administrative expenses —Type VI (note 4a)	—	59	—	56,324	—	—	—	—	33,318	—	106,077
Expenses — Mortality and expense risk charges and administrative expenses —Type VII (note 4a)	—	123	—	21,990	—	—	—	—	13,237	—	44,811
Expenses — Mortality and expense risk charges and administrative expenses —Type VIII (note 4a)	—	—	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type IX (note 4a)	—	110	—	61	—	—	—	—	—	—	1

Net investment income (expense)	(8)	(389)	—	(114,485)	(33)	(7)	(13)	(2,404)	(62,107)	(138)	(236,117)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	45	1,251	—	(1,064,596)	191	559	1,026	10,978	(446,980)	(4,446)	(1,815,786)
Unrealized appreciation (depreciation)	139	(5,231)	—	2,677,461	1,387	(213)	(48)	(1,270)	1,552,762	10,285	4,881,859
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	184	(3,980)	—	1,612,865	1,578	346	978	9,708	1,105,782	5,839	3,066,073

Increase (decrease) in net assets from operations	$176	(4,369)	—	1,498,380	1,545	339	965	7,304	1,043,675	5,701	2,829,956

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

(Unaudited)

	The Alger American Fund		AllianceBernstein Variable Products Series Fund, Inc.				American Century Variable Portfolios, Inc.
	Alger American Growth Portfolio — Class O Shares	Alger American Small Capitalization Portfolio — Class O Shares	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B	VP Income & Growth Fund — Class I	VP International Fund — Class I	VP Ultra Fund — Class I	VP Value Fund — Class I
	Period ended June 30, 2003		Period ended June 30, 2003				Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	951,792	—	—	—	5	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	34,158	15,829	109	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	514,215	239,064	1,944	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	317,242	117,654	193,223	58,798	9,120	90	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	42,044	15,009	30,162	3,116	825	21	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	361,035	88,466	17,382	39	9	—	3	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	147,883	43,879	6,854	43	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	—	—	430	90	—	39	—	—	—	—

Net investment income (expense)	(907,659)	(387,556)	217,006	(194,349)	(34,181)	(232)	(4)	—	(3)	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(32,291,254)	(12,556,030)	(2,698,250)	(1,756,970)	(275,496)	23,420	(16)	—	(5)	—
Unrealized appreciation (depreciation)	52,185,640	20,452,523	15,900,389	4,035,948	1,079,546	(26,444)	327	—	90	—
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	19,894,386	7,896,493	13,202,139	2,278,978	804,050	(3,024)	311	—	85	—

Increase (decrease) in net assets from operations	$18,986,727	7,508,937	13,419,145	2,084,629	769,869	(3,256)	307	—	82	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

(Unaudited)

	Dreyfus				Eaton Vance Variable Trust
	Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	Dreyfus Variable Investment Fund — Money Market Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating-Rate Income Fund	VT Income Fund of Boston	VT Worldwide Health Sciences Fund
	Period ended June 30, 2003				Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$7,183	—	—	308	1,901	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	11,729	—	—	3,134	39	—	209
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	1,893	—	—	533	108	—	22
Expenses – Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	23,035	—	—	28,090	101	86	188
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	5,360	—	—	5,561	693	—	973
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	—	—	—	—	217	—	24

Net investment income (expense)	(34,834)	—	—	(37,010)	743	(86)	(1,416)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	190,670	—	—	(299,805)	15,018	(1)	10,699
Unrealized appreciation (depreciation)	686,562	—	—	789,311	(12,878)	378	(11,011)
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	877,232	—	—	489,506	2,140	377	(312)

Increase (decrease) in net assets from operations	$842,398	—	—	452,496	2,883	291	(1,728)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

(Unaudited)

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated Capital Income Fund II	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$1,021,083	1,651,779	4,949,659	1,839,946	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	14,910	8,097	19,866	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	297,102	124,796	283,606	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	113,738	36,301	147,676	67,105	6,789	87
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	12,158	4,081	12,886	10,842	4,986	8
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	73,699	14,586	215
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	—	40,538	3,265	272
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	—	—	—	224	25	139

Net investment income (expense)	583,175	1,478,504	4,485,625	1,647,538	(29,651)	(721)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(5,116,744)	(3,910,352)	(388,041)	240,818	1,152,041	(6,157)
Unrealized appreciation (depreciation)	10,170,822	4,328,834	3,803,055	1,052,261	(459,361)	19,153
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	5,054,078	418,482	3,415,014	1,293,079	692,680	12,996

Increase (decrease) in net assets from operations	$5,637,253	1,896,986	7,900,639	2,940,617	663,029	12,275

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

(Unaudited)

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Insurance Products Fund II (“VIP II”)
	VIP Equity- Income Portfolio — Initial Class	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP II Asset ManagerSM Portfolio — Initial Class	VIP II Contrafund® Portfolio — Initial Class	VIP II Contrafund® Portfolio — Service Class 2
	Period ended June 30, 2003					Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$7,475,707	1,037,729	680,699	38,762	360,068	7,371,687	1,468,496	142,441
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	383,058	—	292,464	—	86,045	737,784	138,483	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	1,677,065	—	804,649	—	112,848	336,865	1,265,826	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	459,427	155,937	401,328	65,360	49,070	99,349	542,946	105,899
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	46,874	22,341	32,730	11,428	5,441	9,420	60,754	16,254
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	914	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	194,396	—	117,870	—	—	—	162,563
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	107,358	—	43,104	—	—	—	72,181
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	—	589	—	296	—	—	—	416

Net investment income (expense)	4,909,283	557,108	(850,472)	(199,296)	105,750	6,188,269	(539,513)	(214,872)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(16,993,389)	(1,527,544)	(32,985,990)	(1,812,318)	4,129,604	(5,861,202)	(10,336,595)	(646,276)
Unrealized appreciation (depreciation)	47,887,283	7,561,892	60,695,482	5,727,710	(324,821)	17,176,760	35,117,069	5,322,599
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	30,893,894	6,034,348	27,709,492	3,915,392	3,804,783	11,315,558	24,780,474	4,676,323

Increase (decrease) in net assets from operations	$35,803,177	6,591,456	26,859,020	3,716,096	3,910,533	17,503,827	24,240,961	4,461,451

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

(Unaudited)

	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio — Initial Class	VIP III Mid Cap Portfolio — Initial Class	VIP III Mid Cap Portfolio — Service Class 2
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	1,117,249	192,013	279,664	168	154,386
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	16,292	—	7,646	—	56
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	371,129	—	145,582	—	868
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	209,980	43,348	66,495	—	99,826
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	25,938	4,854	8,077	—	12,124
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	66	—	5	133	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	5	—	58,456	—	—	236,756
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	2	—	35,077	—	—	79,198
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	18	—	45	—	—	550

Net investment income (expense)	(25)	493,844	50,233	51,859	35	(274,992)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1,154	(5,238,680)	(377,327)	(7,768,453)	(7)	(635,766)
Unrealized appreciation (depreciation)	(1,447)	14,443,320	2,388,198	11,380,363	3,127	6,057,948
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(293)	9,204,640	2,010,871	3,611,910	3,120	5,422,182

Increase (decrease) in net assets from operations	$(318)	9,698,484	2,061,104	3,663,769	3,155	5,147,190

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

(Unaudited)

	Franklin Templeton Variable Insurance Products Trust
	Franklin Large Cap Growth Securities Fund — Class 2 Shares	Mutual Shares Securities Fund — Class 2 Shares	Templeton Foreign Securities Fund — Class 2 Shares	Templeton Global Asset Allocation Fund — Class 2 Shares
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	224	107
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	50	28
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	—	—	—	—

Net investment income (expense)	—	—	174	79

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	—	4	—
Unrealized appreciation (depreciation)	—	—	1,513	319
Capital gain distributions	—	—	—	—

Net realized and unrealized gain (loss) on investments	—	—	1,517	319

Increase (decrease) in net assets from operations	$—	—	1,691	398

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

(Unaudited)

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	—	2,860,568	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	8,751	77,461	3,469	26,915	204,581	3,929	23,203
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	79,419	651,897	53,152	373,072	1,557,853	138,048	275,760
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	530,674	36,555	380,548	1,615,996	245,668	132,217
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	74,591	5,275	33,067	314,528	29,491	10,643
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	172	582	77	14,010	269	350
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	79,043	—	186,468	384,252	105,743	112
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	40,988	—	72,453	150,314	35,291	105
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	—	341	—	371	2,091	384	42

Net investment income (expense)	(88,170)	(1,455,167)	(99,033)	(1,072,971)	(1,383,057)	(558,823)	(442,432)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	503,685	1,405,258	(1,453,988)	(5,464,034)	300,989	(2,518,163)	(2,652,302)
Unrealized appreciation (depreciation)	519,120	6,201,563	4,000,265	23,965,366	5,821	12,029,314	13,318,387
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	1,022,805	7,606,821	2,546,277	18,501,332	306,810	9,511,151	10,666,085

Increase (decrease) in net assets from operations	$934,635	6,151,654	2,447,244	17,428,361	(1,076,247)	8,952,328	10,223,653

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

(Unaudited)

	GE Investments Funds, Inc. (continued)
	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	89,096	51	52,021	5,878	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	1,540,693	652	414,849	172,423	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	825,571	78,916	220,125	226,059	39,289
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	95,372	13,474	20,395	24,604	15,183
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	559	—	245	142	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	316,341	157,251	—	94,534	57,009
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	135,326	54,019	586	54,701	30,506
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	90,710	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	1,278	260	756	272	155

Net investment income (expense)	(3,004,236)	(304,623)	(799,687)	(578,613)	(142,142)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(34,687,911)	(1,251,874)	(2,263,853)	(3,587,412)	(366,389)
Unrealized appreciation (depreciation)	81,132,299	3,139,326	12,934,389	11,119,829	2,217,216
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	46,444,388	1,887,452	10,670,536	7,532,417	1,850,827

Increase (decrease) in net assets from operations	$43,440,152	1,582,829	9,870,849	6,953,804	1,708,685

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

(Unaudited)

	Goldman Sachs Variable Insurance Trust		Greenwich Street Series Fund	Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio — Institutional Shares	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio — Institutional Shares	Capital Appreciation Portfolio — Service Shares	Core Equity Portfolio — Institutional Shares	Flexible Income Portfolio — Institutional Shares	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio — Institutional Shares	Growth Portfolio — Service Shares
	Period ended June 30, 2003		Period ended June 30, 2003	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	5,278,544	956,908	556,069	27,766	4	2,359,029	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	3,454	52,021	—	157,708	—	40,161	—	—	37,559	3,359	2,826	149,263	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	58,162	459,002	—	1,791,805	—	560,474	—	—	427,384	26,749	20,342	907,556	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	54,320	430,481	—	970,522	174,537	502,849	37,931	—	254,970	40,408	27,940	496,966	32,981
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	7,797	34,904	—	78,089	26,545	43,206	5,835	—	22,407	4,269	4,441	51,561	4,136
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	7	—	8	1,479	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	—	—	351,138	—	75,612	—	—	25,048	18,072	—	64,158
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	1	—	156,514	—	21,344	—	—	5,409	6,323	—	23,264
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	—	—	5	—	544	—	138	—	—	—	—	—	—

Net investment income (expense)	(123,733)	(976,408)	(6)	2,280,420	247,630	(590,628)	(113,094)	(4)	1,615,230	(105,242)	(79,944)	(1,605,346)	(124,539)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(883,629)	(2,782,317)	89	(9,497,418)	(759,505)	(20,957,233)	(1,302,128)	(11)	1,863,798	(1,975,714)	(5,133,276)	(37,158,300)	(2,015,419)
Unrealized appreciation (depreciation)	2,154,197	13,246,961	(56)	30,072,067	5,625,750	33,563,484	2,791,748	193	1,759,522	3,624,672	7,002,230	62,094,601	3,796,231
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	1,270,568	10,464,644	33	20,574,649	4,866,245	12,606,251	1,489,620	182	3,623,320	1,648,958	1,868,954	24,936,301	1,780,812

Increase (decrease) in net assets from operations	$1,146,835	9,488,236	27	22,855,069	5,113,875	12,015,623	1,376,526	178	5,238,550	1,543,716	1,789,010	23,330,955	1,656,273

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

(Unaudited)

	Janus Aspen Series (continued)						J.P. Morgan Series Trust II
	International Growth Portfolio Institutional Shares	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio Institutional Shares	Mid Cap Growth Portfolio — Service Shares	Worldwide Growth Portfolio Institutional Shares	Worldwide Growth Portfolio — Service Shares	Bond Portfolio	International Opportunities Portfolio	Mid Cap Value Portfolio	Small Company Portfolio	U.S. Large Cap Core Equity Portfolio
	Period ended June 30, 2003						Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$834,102	179,373	—	—	2,397,029	136,460	883	—	60	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	29,579	—	62,916	—	201,684	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	351,851	—	457,866	—	1,284,263	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	172,446	24,768	291,437	21,872	422,344	41,044	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	29,871	27,296	35,202	2,881	52,678	6,702	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	1,041	—	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	58,794	—	46,041	—	80,760	139	—	82	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	17,271	—	11,473	—	32,022	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	—	114	—	—	—	—	—	—	—	—	—

Net investment income (expense)	249,314	51,130	(847,421)	(82,267)	436,060	(24,068)	744	—	(22)	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(10,897,942)	1,222,435	(85,476,061)	(887,745)	(39,251,138)	(1,764,171)	28	—	4	—	—
Unrealized appreciation (depreciation)	14,990,466	869,395	103,672,209	2,543,564	53,869,834	2,994,153	(493)	8	1,936	—	—
Capital gain distributions	—	—	—	—	—	—	624	—	—	—	—

Net realized and unrealized gain (loss) on investments	4,092,524	2,091,830	18,196,148	1,655,819	14,618,696	1,229,982	159	8	1,940	—	—

Increase (decrease) in net assets from operations	$4,341,838	2,142,959	17,348,727	1,573,552	15,054,756	1,205,914	903	8	1,918	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

(Unaudited)

	MFS® Variable Insurance Trust						Nations Separate Account Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Strategic Income Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	Nations Marisco Growth Portfolio	Nations Marisco International Opportunities Portfolio
	Period ended June 30, 2003						Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	70,720	—	—	416	416,686	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	5	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	407	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	28,213	29,013	37,439	—	—	37,272	11	1
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	5,317	4,900	3,338	—	—	2,763	67	54
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	78,670	51,565	76,943	—	103	65,784	467	34
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	24,684	22,371	23,478	—	—	28,375	1,018	347
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	228	43	133	—	—	29	92	46

Net investment income (expense)	(137,112)	(37,172)	(141,743)	—	313	282,463	(1,655)	(482)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,316,123)	(369,659)	(625,531)	—	4	(815,290)	32,224	8,401
Unrealized appreciation (depreciation)	3,578,796	1,583,922	3,091,634	—	1,655	3,889,846	(24,693)	(670)
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	2,262,673	1,214,263	2,466,103	—	1,659	3,074,556	7,531	7,731

Increase (decrease) in net assets from operations	$2,125,561	1,177,091	2,324,360	—	1,972	3,357,019	5,876	7,249

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

(Unaudited)

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	7,551,324	658,915	26	250,792	7,505,733	303,721	—	2,110,900
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	133,718	—	66,358	112,530	—	—	90,056	—	—	81,076
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	386,503	—	565,769	684,716	—	—	448,064	—	—	249,490
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	128,899	27	285,020	275,822	93	68,119	147,869	60,367	44	115,300
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	12,686	—	21,960	32,727	58	15,345	19,422	10,086	24	8,803
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	45	—	—	175	146,869	—	126,719	201	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	77	—	—	307	41,886	—	61,669	166	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	—	42	—	—	39	269	—	407	175	—

Net investment income (expense)	(661,806)	(191)	6,612,217	(446,880)	(646)	(21,696)	6,800,322	44,473	(610)	1,656,231

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(44,875,037)	3,231	282,263	(13,281,762)	725	(1,168,422)	(5,231,469)	(762,157)	387	(2,806,939)
Unrealized appreciation (depreciation)	57,474,863	(941)	(968,789)	31,175,653	(5,243)	5,337,902	12,029,184	4,000,061	12,452	7,692,266
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	12,599,826	2,290	(686,526)	17,893,891	(4,518)	4,169,480	6,797,715	3,237,904	12,839	4,885,327

Increase (decrease) in net assets from operations	$11,938,020	2,099	5,925,691	17,447,011	(5,164)	4,147,784	13,598,037	3,282,377	12,229	6,541,558

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

(Unaudited)

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
	Period ended June 30, 2003		Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	142,799	1,803,485	1,336,296	3,011,703
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	5,874	8,416	—	—	—	166
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	86,258	115,399	—	—	—	4,086
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	26,536	120,610	213,784	356,113
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	2,356	12,619	24,262	83,501
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	38,479	164,075	255,912	652,914
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	12,426	71,769	144,117	354,888
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	—	—	—	660	1,047	1,563

Net investment income (expense)	(92,132)	(123,815)	63,002	1,433,752	697,174	1,558,472

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,126,512)	(7,266,838)	90,534	525,947	910,474	1,221,485
Unrealized appreciation (depreciation)	2,542,854	9,741,331	95,938	4,331,078	2,950,335	3,908,621
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	1,416,342	2,474,493	186,472	4,857,025	3,860,809	5,130,106

Increase (decrease) in net assets from operations	$1,324,210	2,350,678	249,474	6,290,777	4,557,983	6,688,578

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

(Unaudited)

	The Prudential Series Fund, Inc.					Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc
	Equity Portfolio — Class II Shares	Jennison Portfolio — Class II Shares	Jennison 20/20 Focus Portfolio — Class II Shares	SP Jennison International Growth Portfolio — Class II Shares	SP Prudential U.S. Emerging Growth Portfolio — Class II Shares	OTC Fund	Salomon Brothers Variable Investors Fund — Class I	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Strategic Bond Fund — Class I	Salomon Brothers Variable Total Return Fund — Class I
	Period ended June 30, 2003					Period ended June 30, 2003	Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—	—	18,097	—	16,349	2,565
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	—	—	—	114,007	—	174,415	51,483
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	260	—	1,087	454	10,114	153,089	81	176,880	64,142
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	—	—	—	1,138	13,365	—	20,638	4,399
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	2	—	—	—	23,804	—	241	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	—	—	—	8,830	—	235	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	—	7	—	—	—	18	—	29	—	—

Net investment income (expense)	—	(269)	—	(1,087)	(454)	(43,904)	(298,558)	(586)	(388,282)	(122,589)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	(4,473)	—	178,418	(1,022)	(1,027,576)	(3,373,908)	28,512	1,124,292	(229,082)
Unrealized appreciation (depreciation)	—	5,169	—	(73,317)	13,780	2,178,566	8,939,959	(37,804)	3,917,706	1,501,382
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	—	696	—	105,101	12,758	1,150,990	5,566,051	(9,292)	5,041,998	1,272,300

Increase (decrease) in net assets from operations	$—	427	—	104,014	12,304	1,107,086	5,267,493	(9,878)	4,653,716	1,149,711

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

(Unaudited)

	Scudder Variable Series II			Van Kampen Life Investment Trust
	Scudder Technology Growth Portfolio — Class B Shares	SVS Dreman High Return Equity Portfolio — Class B Shares	SVS Dreman Small Cap Value Portfolio — Class B Shares	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Period ended June 30, 2003			Period ended June 30, 2003
Investment income:
Income — Ordinary dividends	$—	—	—	48,121	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	4,917	1,074
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	—	2,100	84
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	2	—	—	25,394	8,512
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	—	19,122	3,669
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	—	—	—	199	69

Net investment income (expense)	(2)	—	—	(3,611)	(13,408)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	—	—	123,699	41,722
Unrealized appreciation (depreciation)	80	—	—	911,320	209,367
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	80	—	—	1,035,019	251,089

Increase (decrease) in net assets from operations	$78	—	—	1,031,408	237,681

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets

(Unaudited)

	AIM Variable Insurance Funds
	AIM V.I. Aggressive Growth Fund — Series I Shares	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Blue Chip Fund — Series I Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Capital Development Fund — Series I Shares	AIM V.I. Core Equity Fund — Series I Shares	AIM V.I. Global Utilities Fund — Series I Shares	AIM V.I. Government Securities Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. New Technology Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(8)	(389)	—	(114,485)	(33)	(7)	(13)	(2,404)	(62,107)	(138)	(236,117)
Net realized gain (loss)	45	1,251	—	(1,064,596)	191	559	1,026	10,978	(446,980)	(4,446)	(1,815,786)
Unrealized appreciation (depreciation) on investments	139	(5,231)	—	2,677,461	1,387	(213)	(48)	(1,270)	1,552,762	10,285	4,881,859
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	176	(4,369)	—	1,498,380	1,545	339	965	7,304	1,043,675	5,701	2,829,956

From capital transactions:
Net premiums	210	532,360	—	2,331,037	—	1,014	90	100	808,890	8,554	723,325
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	(110,775)	—	—	—	—	(33,331)	—	(122,955)
Surrenders	—	—	—	(420,436)	—	248	343	(1,502,684)	(240,231)	(497)	(861,433)
Cost of insurance and administrative expense (note 4a)	—	—	—	(11,217)	—	—	—	—	(5,284)	—	(26,670)
Capital contribution	—	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(1)	2,104	—	287,374	(2)	(250)	(345)	1,511,494	321,020	490	559,405
Transfers (to) from other subaccounts	167	75,537	—	(1,758,816)	(809)	95	343	(466,778)	(286,797)	68,538	(1,815,778)

Increase (decrease) in net assets from capital transactions (note 5)	376	610,001	—	317,167	(811)	1,107	431	(457,868)	564,267	77,085	(1,544,106)

Increase (decrease) in net assets	552	605,632	—	1,815,547	734	1,446	1,396	(450,564)	1,607,942	82,786	1,285,850
Net assets at beginning of year	1,842	—	—	15,429,711	4,711	1,404	1,526	1,524,707	7,692,912	7,106	31,027,890

Net assets at end of period	$2,394	605,632	—	17,245,258	5,445	2,850	2,922	1,074,143	9,300,854	89,892	32,313,740

Changes in units (note 5):
Units purchased	70	54,908	—	625,475	—	207	228	2	329,312	34,736	262,762
Units redeemed	—	—	—	(550,578)	8	—	—	(38,621)	(164,942)	(224)	(574,174)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	70	54,908	—	74,897	8	207	228	(38,619)	164,370	34,512	(311,412)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

(Unaudited)

	The Alger American Fund		AllianceBernstein Variable Product Series Fund, Inc.				American Century Variable Portfolios, Inc.
	Alger American Growth Portfolio — Class O Shares	Alger American Small Capitalization Portfolio — Class O Shares	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B	VP Income & Growth Fund — Class I	VP International Fund — Class I	VP Ultra Fund — Class I	VP Value Fund — Class I
	Period ended June 30, 2003		Period ended June 30, 2003				Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(907,659)	(387,556)	217,006	(194,349)	(34,181)	(232)	(4)	—	(3)	—
Net realized gain (loss)	(32,291,254)	(12,556,030)	(2,698,250)	(1,756,970)	(275,496)	23,420	(16)	—	(5)	—
Unrealized appreciation (depreciation) on investments	52,185,640	20,452,523	15,900,389	4,035,948	1,079,546	(26,444)	327	—	90	—
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	18,986,727	7,508,937	13,419,145	2,084,629	769,869	(3,256)	307	—	82	—

From capital transactions:
Net premiums	174,551	101,196	11,560,087	1,660,401	393,089	86,457	2,364	—	334	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(615,562)	(207,136)	(986,993)	(165,660)	(108,425)	—	—	—	—	—
Surrenders	(7,215,843)	(3,423,743)	(2,861,268)	(875,375)	(63,380)	—	—	—	—	—
Cost of insurance and administrative expense (note 4a)	(91,715)	(41,596)	(72,705)	(22,186)	(3,234)	—	—	—	—	—
Capital contribution	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(1,574,942)	(1,185,405)	4,437,765	94,088	240,586	19,056	33	—	349	—
Transfers (to) from other subaccounts	(3,157,934)	1,598,763	2,487,925	(87,098)	646,346	165,503	—	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	(12,481,445)	(3,157,921)	14,564,811	604,170	1,104,982	271,016	2,397	—	683	—

Increase (decrease) in net assets	6,505,282	4,351,016	27,983,956	2,688,799	1,874,851	267,760	2,704	—	765	—
Net assets at beginning of year	131,539,835	56,262,086	88,719,278	24,994,042	4,036,452	—	—	—	—	—

Net assets at end of period	$138,045,117	60,613,102	116,703,234	27,682,841	5,911,303	267,760	2,704	—	765	—

Changes in units (note 5):
Units purchased	17,595	370,336	2,013,044	251,816	223,988	24,569	247	—	72	—
Units redeemed	(1,272,617)	(896,451)	(428,344)	(163,640)	(30,490)	—	—	—	—	—

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	(1,255,022)	(526,115)	1,584,700	88,176	193,498	24,569	247	—	72	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

(Unaudited)

	Dreyfus				Eaton Vance Variable Trust
	Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	Dreyfus Variable Investment Fund — Money Market Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating-Rate Income Fund	VT Income Fund of Boston	VT Worldwide Health Sciences Fund
	Period ended June 30, 2003				Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(34,834)	—	—	(37,010)	743	(86)	(1,416)
Net realized gain (loss)	190,670	—	—	(299,805)	15,018	(1)	10,699
Unrealized appreciation (depreciation) on investments	686,562	—	—	789,311	(12,878)	378	(11,011)
Capital gain distributions	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	842,398	—	—	452,496	2,883	291	(1,728)

From capital transactions:
Net premiums	687,303	—	—	229,472	536,697	21,208	232,591
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(91,903)	—	—	(64,987)	—	—	—
Surrenders	(414,048)	—	—	(77,788)	(1,366)	—	(1,797)
Cost of insurance and administrative expense (note 4a)	(4,504)	—	—	(13,324)	—	—	—
Capital contribution	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	468,493	—	—	110,784	120,849	7	8,563
Transfers (to) from other subaccounts	(791,168)	—	—	(284,167)	57,515	—	748,001

Increase (decrease) in net assets from capital transactions (note 5)	(145,827)	—	—	(100,010)	713,695	21,215	987,358

Increase (decrease) in net assets	696,571	—	—	352,486	716,578	21,506	985,630
Net assets at beginning of year	5,678,461	—	—	4,923,737	2,070	—	30,382

Net assets at end of period	$6,375,032	—	—	5,276,223	718,648	21,506	1,016,012

Changes in units (note 5):
Units purchased	48,076	—	—	77,113	71,550	2,134	82,668
Units redeemed	(55,006)	—	—	(97,347)	(136)	—	(150)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	(6,930)	—	—	(20,234)	71,414	2,134	82,518

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

(Unaudited)

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated Capital Income Fund II	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$583,175	1,478,504	4,485,625	1,647,538	(29,651)	(721)
Net realized gain (loss)	(5,116,744)	(3,910,352)	(388,041)	240,818	1,152,041	(6,157)
Unrealized appreciation (depreciation) on investments	10,170,822	4,328,834	3,803,055	1,052,261	(459,361)	19,153
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	5,637,253	1,896,986	7,900,639	2,940,617	663,029	12,275

From capital transactions:
Net premiums	67,481	31,857	145,731	5,625,474	579,468	520,512
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(480,391)	(249,209)	(258,649)	(224,072)	(3,660)	—
Surrenders	(3,663,755)	(1,410,561)	(5,162,202)	(870,726)	(58,705)	(1,070)
Cost of insurance and administrative expense (note 4a)	(42,175)	(17,886)	(33,828)	(16,440)	(3,252)	—
Capital contribution	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(861,825)	(341,837)	680,010	1,941,797	53,670	89,237
Transfers (to) from other subaccounts	(1,245,142)	(49,757)	15,659,988	4,202,278	845,000	512,341

Increase (decrease) in net assets from capital transactions (note 5)	(6,225,807)	(2,037,393)	11,031,050	10,658,311	1,412,521	1,121,020

Increase (decrease) in net assets	(588,554)	(140,407)	18,931,689	13,598,928	2,075,550	1,133,295
Net assets at beginning of year	66,257,131	26,744,947	57,948,023	19,636,821	2,754,226	—

Net assets at end of period	$65,668,577	26,604,540	76,879,712	33,235,749	4,829,776	1,133,295

Changes in units (note 5):
Units purchased	5,742	3,050	1,695,265	1,174,782	286,659	100,570
Units redeemed	(534,072)	(197,233)	(560,286)	(110,802)	(12,761)	(101)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	(528,330)	(194,183)	1,134,979	1,063,980	273,898	100,469

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

(Unaudited)

	Fidelity Variable Insurance Products Fund (“VIP”)					Fidelity Variable Products Fund II (“VIP II”)
	VIP Equity- Income Portfolio — Initial Class	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP II Asset ManagerSM Portfolio — Initial Class	VIP II Contrafund® Portfolio — Initial Class	VIP II Contrafund® Portfolio — Service Class 2
	Period ended June 30, 2003					Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$4,909,283	557,108	(850,472)	(199,296)	105,750	6,188,269	(539,513)	(214,872)
Net realized gain (loss)	(16,993,389)	(1,527,544)	(32,985,990)	(1,812,318)	4,129,604	(5,861,202)	(10,336,595)	(646,276)
Unrealized appreciation (depreciation) on investments	47,887,283	7,561,892	60,695,482	5,727,710	(324,821)	17,176,760	35,117,069	5,322,599
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	35,803,177	6,591,456	26,859,020	3,716,096	3,910,533	17,503,827	24,240,961	4,461,451

From capital transactions:
Net premiums	504,703	10,937,174	248,182	3,364,919	21,558	236,045	367,165	10,479,736
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,233,905)	(373,856)	(948,344)	(290,180)	(92,233)	(1,011,828)	(799,711)	(358,581)
Surrenders	(27,211,761)	(1,822,609)	(12,132,480)	(879,355)	(905,285)	(12,309,645)	(17,206,800)	(1,177,118)
Cost of insurance and administrative expense (note 4a)	(261,713)	(39,903)	(191,303)	(21,665)	(33,062)	(201,252)	(189,859)	(29,976)
Capital contribution	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(4,900,403)	1,702,803	(2,229,887)	893,363	(300,364)	(3,815,298)	(4,099,031)	2,857,338
Transfers (to) from other subaccounts	4,698,698	2,071,139	(3,542,568)	152,400	1,196,011	(483,436)	55,809	(435,592)

Increase (decrease) in net assets from capital transactions (note 5)	(28,404,381)	12,474,748	(18,796,400)	3,219,482	(113,375)	(17,585,414)	(21,872,427)	11,335,807

Increase (decrease) in net assets	7,398,796	19,066,204	8,062,620	6,935,578	3,797,158	(81,587)	2,368,534	15,797,258
Net assets at beginning of year	397,750,255	56,773,935	234,096,929	30,696,322	38,302,234	201,810,496	301,848,925	40,962,674

Net assets at end of period	$405,149,051	75,840,140	242,159,549	37,631,900	42,099,392	201,728,909	304,217,459	56,759,932

Changes in units (note 5):
Units purchased	162,845	1,720,426	9,334	787,639	399,952	10,855	23,745	1,795,896
Units redeemed	(1,019,147)	(247,428)	(712,227)	(212,858)	(366,742)	(815,633)	(1,244,276)	(270,634)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	(856,302)	1,472,998	(702,893)	574,781	33,210	(804,778)	(1,220,531)	1,525,262

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

(Unaudited)

	Fidelity Variable Insurance Products Fund III (“VIP III”)
	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio — Initial Class	VIP III Mid Cap Portfolio — Initial Class	VIP III Mid Cap Portfolio — Service Class 2
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(25)	493,844	50,233	51,859	35	(274,992)
Net realized gain (loss)	1,154	(5,238,680)	(377,327)	(7,768,453)	(7)	(635,766)
Unrealized appreciation (depreciation) on investments	(1,447)	14,443,320	2,388,198	11,380,363	3,127	6,057,948
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(318)	9,698,484	2,061,104	3,663,769	3,155	5,147,190

From capital transactions:
Net premiums	26,540	290,398	2,856,283	56,590	1,070	9,812,411
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	(490,238)	(174,207)	(160,879)	—	(198,432)
Surrenders	—	(3,693,273)	(804,497)	(1,357,903)	6,430	(1,894,833)
Cost of insurance and administrative expense (note 4a)	—	(66,420)	(13,342)	(23,180)	—	(42,567)
Capital contribution	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(10)	(973,015)	749,129	(494,948)	(6,486)	2,624,424
Transfers (to) from other subaccounts	10,257	1,904,384	416,720	(1,506,643)	6,372	26,116

Increase (decrease) in net assets from capital transactions (note 5)	36,787	(3,028,164)	3,030,086	(3,486,963)	7,386	10,327,119

Increase (decrease) in net assets	36,469	6,670,320	5,091,190	176,806	10,541	15,474,309
Net assets at beginning of year	—	88,457,658	16,626,436	33,699,094	30,177	52,471,715

Net assets at end of period	$36,469	95,127,978	21,717,626	33,875,900	40,718	67,946,024

Changes in units (note 5):
Units purchased	3,396	215,023	525,111	7,886	777	1,381,284
Units redeemed	—	(507,344)	(129,779)	(495,570)	—	(237,310)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	3,396	(292,321)	395,332	(487,684)	777	1,143,974

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

(Unaudited)

	Franklin Templeton Variable Insurance Products Trust
	Franklin Large Cap Growth Securities — Class 2 Shares	Mutual Shares Securities Fund — Class 2 Shares	Templeton Foreign Securities Fund — Class 2 Shares	Templeton Global Asset Allocation Fund— Class 2 Shares
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	—	174	79
Net realized gain (loss)	—	—	4	—
Unrealized appreciation (depreciation) on investments	—	—	1,513	319
Capital gain distributions	—	—	—	—

Increase (decrease) in net assets from operations	—	—	1,691	398

From capital transactions:
Net premiums	—	—	11,000	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—
Surrenders	—	—	—	—
Cost of insurance and administrative expense (note 4a)	—	—	—	—
Capital contribution	—	—	—	—
Transfers (to) from the Guarantee Account	—	—	7	(2)
Transfers (to) from other subaccounts	—	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	—	—	11,007	(2)

Increase (decrease) in net assets	—	—	12,698	396
Net assets at beginning of year	—	—	—	3,771

Net assets at end of period	$—	—	12,698	4,167

Changes in units (note 5):
Units purchased	—	—	1,242	—
Units redeemed	—	—	—	—

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	—	—	1,242	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

(Unaudited)

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(88,170)	(1,455,167)	(99,033)	(1,072,971)	(1,383,057)	(558,823)	(442,432)
Net realized gain (loss)	503,685	1,405,258	(1,453,988)	(5,464,034)	300,989	(2,518,163)	(2,652,302)
Unrealized appreciation (depreciation) on investments	519,120	6,201,563	4,000,265	23,965,366	5,821	12,029,314	13,318,387
Capital gain distributions	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	934,635	6,151,654	2,447,244	17,428,361	(1,076,247)	8,952,328	10,223,653

From capital transactions:
Net premiums	17,548	9,155,161	29,174	7,596,367	67,590,701	7,440,159	301,674
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(3,322)	(1,980,215)	(76,108)	(868,449)	(3,195,296)	(473,154)	(411,555)
Surrenders	(1,121,954)	(11,749,992)	(229,645)	(6,331,120)	(114,432,931)	(2,593,753)	(3,790,502)
Cost of insurance and administrative expense (note 4a)	(10,446)	(132,216)	(8,341)	(104,893)	(340,372)	(41,187)	(46,987)
Capital contribution	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	183,506	(623,097)	(1,492,692)	2,095,769	(61,886,331)	1,447,107	(631,392)
Transfers (to) from other subaccounts	1,812,318	22,630,675	1,280,061	932,466	(37,207,080)	9,271,023	(3,824,917)

Increase (decrease) in net assets from capital transactions (note 5)	877,650	17,300,316	(497,551)	3,320,140	(149,471,309)	15,050,195	(8,403,679)

Increase (decrease) in net assets	1,812,285	23,451,970	1,949,693	20,748,501	(150,547,556)	24,002,523	1,819,974
Net assets at beginning of year	17,114,364	189,588,378	24,676,742	154,951,143	644,668,488	71,017,126	67,567,061

Net assets at end of period	$18,926,649	213,040,348	26,626,435	175,699,644	494,120,932	95,019,649	69,387,035

Changes in units (note 5):
Units purchased	308,428	3,028,817	142,242	1,718,223	4,462,581	2,364,945	17,789
Units redeemed	(174,178)	(1,374,204)	(47,377)	(1,179,604)	(14,418,712)	(404,565)	(510,475)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	134,250	1,654,613	94,865	538,619	(9,956,131)	1,960,380	(492,686)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

(Unaudited)

	GE Investments Funds, Inc. (continued)
	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(3,004,236)	(304,623)	(799,687)	(578,613)	(142,142)
Net realized gain (loss)	(34,687,911)	(1,251,874)	(2,263,853)	(3,587,412)	(366,389)
Unrealized appreciation (depreciation) on investments	81,132,299	3,139,326	12,934,389	11,119,829	2,217,216
Capital gain distributions	—	—	—	—	—

Increase (decrease) in net assets from operations	43,440,152	1,582,829	9,870,849	6,953,804	1,708,685

From capital transactions:
Net premiums	21,667,345	7,314,510	7,530,585	5,864,240	4,660,747
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(2,439,570)	(207,118)	(575,738)	(420,667)	(42,933)
Surrenders	(20,206,709)	(981,451)	(6,066,942)	(2,696,557)	(633,378)
Cost of insurance and administrative expense (note 4a)	(309,722)	(29,568)	(61,445)	(50,189)	(14,272)
Capital contribution	—	—	—	—	—
Transfers (to) from the Guarantee Account	(1,287,633)	2,686,104	9,192,512	990,908	1,201,785
Transfers (to) from other subaccounts	6,003,850	(338,269)	2,727,526	(2,226,686)	(228,825)

Increase (decrease) in net assets from capital transactions (note 5)	3,427,561	8,444,208	12,746,498	1,461,049	4,943,124

Increase (decrease) in net assets	46,867,713	10,027,037	22,617,347	8,414,853	6,651,809
Net assets at beginning of year	419,258,784	38,978,311	108,116,666	79,299,041	16,201,070

Net assets at end of period	$466,126,497	49,005,348	130,734,013	87,713,894	22,852,879

Changes in units (note 5):
Units purchased	23,402,519	989,645	2,476,570	1,016,089	784,984
Units redeemed	(20,574,371)	(154,331)	(895,345)	(802,331)	(125,038)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	2,828,148	835,314	1,581,225	213,758	659,946

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

(Unaudited)

	Goldman Sachs Variable Insurance Trust		Greenwich Street Series Fund	Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio — Institutional Shares	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio — Institutional Shares	Capital Appreciation Portfolio — Service Shares	Core Equity Portfolio — Institutional Shares	Flexible Income Portfolio — Institutional Shares	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio — Institutional Shares	Growth Portfolio — Service Shares
	Period ended June 30, 2003		Period ended June 30, 2003	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(123,733)	(976,408)	(6)	2,280,420	247,630	(590,628)	(113,094)	(4)	1,615,230	(105,242)	(79,944)	(1,605,346)	(124,539)
Net realized gain (loss)	(883,629)	(2,782,317)	89	(9,497,418)	(759,505)	(20,957,233)	(1,302,128)	(11)	1,863,798	(1,975,714)	(5,133,276)	(37,158,300)	(2,015,419)
Unrealized appreciation (depreciation) on investments	2,154,197	13,246,961	(56)	30,072,067	5,625,750	33,563,484	2,791,748	193	1,759,522	3,624,672	7,002,230	62,094,601	3,796,231
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	1,146,835	9,488,236	27	22,855,069	5,113,875	12,015,623	1,376,526	178	5,238,550	1,543,716	1,789,010	23,330,955	1,656,273

From capital transactions:
Net premiums	34,255	135,728	24,000	602,861	19,810,799	242,093	2,016,865	225	193,760	287,866	260,209	356,702	747,192
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(26,617)	(522,307)	—	(2,176,376)	(684,380)	(612,117)	(72,471)	—	(656,251)	(235,111)	(50,448)	(870,303)	(196,824)
Surrenders	(1,081,217)	(7,401,301)	—	(21,707,614)	(2,840,955)	(6,381,086)	(842,261)	—	(7,168,631)	(880,885)	(922,515)	(14,342,458)	(816,907)
Cost of insurance and administrative expense (note 4a)	(10,840)	(100,457)	—	(296,255)	(64,978)	(137,234)	(11,741)	—	(55,396)	(11,039)	(8,605)	(202,543)	(11,932)
Capital contribution	—	—	—	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	155,207	(2,100,991)	3,076	(6,547,720)	3,553,888	(1,747,696)	591,045	(1)	(2,041,277)	(151,442)	(107,645)	(3,271,935)	10,223
Transfers (to) from other subaccounts	1,334,086	(9,652,520)	607	3,099,751	96,038	(8,975,796)	(2,032,514)	(28)	5,884,050	(557,909)	1,114,548	(9,476,162)	(1,888,811)

Increase (decrease) in net assets from capital transactions (note 5)	404,874	(19,641,848)	27,683	(27,025,353)	19,870,412	(17,611,836)	(351,077)	196	(3,843,745)	(1,548,520)	285,544	(27,806,699)	(2,157,059)

Increase (decrease) in net assets	1,551,709	(10,153,612)	27,710	(4,170,284)	24,984,287	(5,596,213)	1,025,449	374	1,394,805	(4,804)	2,074,554	(4,475,744)	(500,786)
Net assets at beginning of year	18,100,333	149,956,725	—	437,774,339	81,985,968	169,211,018	18,241,638	2,227	103,886,893	14,518,054	11,316,324	238,533,271	16,886,278

Net assets at end of period	$19,652,042	139,803,113	27,710	433,604,055	106,970,255	163,614,805	19,267,087	2,601	105,281,698	14,513,250	13,390,878	234,057,527	16,385,492

Changes in units (note 5):
Units purchased	88,319	11,532	2,535	221,634	2,762,480	20,280	687,008	32	318,614	44,075	123,157	32,699	162,087
Units redeemed	(64,577)	(1,676,064)	—	(1,825,842)	(424,059)	(1,538,279)	(784,929)	(4)	(492,969)	(275,817)	(93,638)	(2,566,185)	(613,407)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	23,742	(1,664,532)	2,535	(1,604,208)	2,338,421	(1,517,999)	(97,921)	28	(174,355)	(231,742)	29,519	(2,533,486)	(451,320)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

(Unaudited)

	Janus Aspen Series (continued)						J.P. Morgan Series Trust II
	International Growth Portfolio — Institutional Shares	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Institutional Shares	Mid Cap Growth Portfolio — Service Shares	Worldwide Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Service Shares	Bond Portfolio	International Opportunities Portfolio	Mid Cap Value Portfolio	Small Company Portfolio	U.S. Large Cap Core Equity Portfolio
	Period ended June 30, 2003						Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$249,314	51,130	(847,421)	(82,267)	436,060	(24,068)	744	—	(22)	—	—
Net realized gain (loss)	(10,897,942)	1,222,435	(85,476,061)	(887,745)	(39,251,138)	(1,764,171)	28	—	4	—	—
Unrealized appreciation (depreciation) on investments	14,990,466	869,395	103,672,209	2,543,564	53,869,834	2,994,153	(493)	8	1,936	—	—
Capital gain distributions	—	—	—	—	—	—	624	—	—	—	—

Increase (decrease) in net assets from operations	4,341,838	2,142,959	17,348,727	1,573,552	15,054,756	1,205,914	903	8	1,918	—	—

From capital transactions:
Net premiums	96,273	2,195,044	278,715	474,633	306,809	1,130,169	23,655	—	12,980	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(373,223)	(45,700)	(498,822)	(31,721)	(845,516)	(185,673)	—	—	—	—	—
Surrenders	(2,974,090)	(774,429)	(6,247,516)	(345,239)	(16,935,924)	(679,276)	—	—	—	—	—
Cost of insurance and administrative expense (note 4a)	(62,295)	(10,288)	(106,420)	(7,759)	(230,528)	(15,878)	—	—	—	—	—
Capital contribution	—	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(2,651,063)	426,000	(849,163)	92,706	(4,403,615)	388,725	2,904	101	40	—	—
Transfers (to) from other subaccounts	(4,953,857)	(1,091,555)	(3,233,719)	(30,217)	(20,979,667)	(1,383,897)	—	—	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	(10,918,255)	699,072	(10,656,925)	152,403	(43,088,441)	(745,830)	26,559	101	13,020	—	—

Increase (decrease) in net assets	(6,576,417)	2,842,031	6,691,802	1,725,955	(28,033,685)	460,084	27,462	109	14,938	—	—
Net assets at beginning of year	92,013,961	13,348,080	123,967,942	10,607,612	314,223,896	21,576,696	3,851	—	3,741	—	—

Net assets at end of period	$85,437,544	16,190,111	130,659,744	12,333,567	286,190,211	22,036,780	31,313	109	18,679	—	—

Changes in units (note 5):
Units purchased	10,955	1,673,065	27,005	20,690	18,998	316,997	2,599	10	1,288	—	—
Units redeemed	(1,037,915)	(1,264,051)	(1,051,313)	(28,183)	(2,679,769)	(471,262)	—	—	—	—	—

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	(1,026,960)	409,014	(1,024,308)	(7,493)	(2,660,771)	(154,265)	2,599	10	1,288	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

(Unaudited)

	MFS® Variable Insurance Trust						Nations Separate Account Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Strategic Income Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio
	Period ended June 30, 2003						Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(137,112)	(37,172)	(141,743)	—	313	282,463	(1,655)	(482)
Net realized gain (loss)	(1,316,123)	(369,659)	(625,531)	—	4	(815,290)	32,224	8,401
Unrealized appreciation (depreciation) on investments	3,578,796	1,583,922	3,091,634	—	1,655	3,889,846	(24,693)	(670)
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	2,125,561	1,177,091	2,324,360	—	1,972	3,357,019	5,876	7,249

From capital transactions:
Net premiums	2,322,647	1,567,881	3,350,038	—	23,500	1,848,581	1,203,046	469,419
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(76,733)	(56,495)	(79,470)	—	—	(383,310)	—	—
Surrenders	(640,999)	(529,460)	(608,496)	—	—	(458,826)	(1,013)	—
Cost of insurance and administrative expense (note 4a)	(10,899)	(12,395)	(14,011)	—	—	(13,342)	—	—
Capital contribution	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	788,974	975,785	1,063,449	—	9	656,645	123,104	40,888
Transfers (to) from other subaccounts	(1,825,157)	(164,945)	1,098,670	—	—	432,465	595,459	76,496

Increase (decrease) in net assets from capital transactions (note 5)	557,833	1,780,371	4,810,180	—	23,509	2,082,213	1,920,596	586,803

Increase (decrease) in net assets	2,683,394	2,957,462	7,134,540	—	25,481	5,439,232	1,926,472	594,052
Net assets at beginning of year	17,245,315	13,079,323	16,644,408	—	—	15,954,186	—	—

Net assets at end of period	$19,928,709	16,036,785	23,778,948	—	25,481	21,393,418	1,926,472	594,052

Changes in units (note 5):
Units purchased	462,230	396,270	873,610	—	2,388	453,989	178,142	54,550
Units redeemed	(379,944)	(119,000)	(111,908)	—	—	(133,422)	(95)	—

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	82,286	277,270	761,702	—	2,388	320,567	178,047	54,550

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

(Unaudited)

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Aggressive Growth Fund/ VA — Service Shares	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(661,806)	(191)	6,612,217	(446,880)	(646)	(21,696)	6,800,322	44,473	(610)	1,656,231
Net realized gain (loss)	(44,875,037)	3,231	282,263	(13,281,762)	725	(1,168,422)	(5,231,469)	(762,157)	387	(2,806,939)
Unrealized appreciation (depreciation) on investments	57,474,863	(941)	(968,789)	31,175,653	(5,243)	5,337,902	12,029,184	4,000,061	12,452	7,692,266
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	11,938,020	2,099	5,925,691	17,447,011	(5,164)	4,147,784	13,598,037	3,282,377	12,229	6,541,558

From capital transactions:
Net premiums	491,221	132,692	186,232	359,334	216,994	6,191,466	168,668	6,201,391	410,786	178,490
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(431,917)	—	(655,755)	(704,004)	—	(303,957)	(604,382)	(52,238)	—	(436,148)
Surrenders	(6,684,446)	—	(9,593,625)	(8,773,746)	(735)	(776,799)	(7,449,541)	(1,232,094)	(723)	(4,498,439)
Cost of insurance and administrative expense (note 4a)	(79,707)	—	(86,134)	(111,699)	—	(22,696)	(66,898)	(26,135)	—	(52,307)
Capital contribution	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(1,470,686)	18,039	(1,840,784)	(1,888,915)	36,221	2,101,266	85,975	2,278,845	13,366	(1,846,577)
Transfers (to) from other subaccounts	(3,852,798)	95,304	4,770,752	(2,230,181)	687,957	1,080,247	7,457,403	(272,436)	191,560	(2,164,552)

Increase (decrease) in net assets from capital transactions (note 5)	(12,028,333)	246,035	(7,219,314)	(13,349,211)	940,437	8,269,527	(408,775)	6,897,333	614,989	(8,819,533)

Increase (decrease) in net assets	(90,313)	248,134	(1,293,623)	4,097,800	935,273	12,417,311	13,189,262	10,179,710	627,218	(2,277,975)
Net assets at beginning of year	105,207,505	—	132,821,716	167,110,932	966	32,507,109	99,031,774	30,484,495	—	70,456,593

Net assets at end of period	$105,117,192	248,134	131,528,093	171,208,732	936,239	44,924,420	112,221,036	40,664,205	627,218	68,178,618

Changes in units (note 5):
Units purchased	25,207	22,674	201,562	15,417	86,275	1,424,107	4,716,048	1,260,805	57,227	11,790
Units redeemed	(627,814)	—	(492,693)	(580,313)	(68)	(168,040)	—	(236,224)	(68)	(584,028)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	(602,607)	22,674	(291,131)	(564,896)	86,207	1,256,067	4,716,048	1,024,581	57,159	(572,238)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

(Unaudited)

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares
	Period ended June 30, 2003		Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(92,132)	(123,815)	63,002	1,433,752	697,174	1,558,472
Net realized gain (loss)	(1,126,512)	(7,266,838)	90,534	525,947	910,474	1,221,485
Unrealized appreciation (depreciation) on investments	2,542,854	9,741,331	95,938	4,331,078	2,950,335	3,908,621
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	1,324,210	2,350,678	249,474	6,290,777	4,557,983	6,688,578

From capital transactions:
Net premiums	(7,174)	11,332	2,748,936	17,888,133	23,316,986	46,959,639
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(21,775)	(128,432)	(83,682)	(394,671)	(268,590)	(1,028,224)
Surrenders	(874,502)	(1,394,203)	(376,993)	(1,195,267)	(3,369,306)	(5,712,084)
Cost of insurance and administrative expense (note 4a)	(12,182)	(14,287)	(5,629)	(31,918)	(47,807)	(123,961)
Capital contribution	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(342,852)	(262,794)	612,819	3,279,649	3,097,982	12,685,667
Transfers (to) from other subaccounts	(1,021,244)	(1,380,442)	1,160,491	9,879,579	(10,478,794)	14,814,133

Increase (decrease) in net assets from capital transactions (note 5)	(2,279,729)	(3,168,826)	4,055,942	29,425,505	12,250,471	67,595,170

Increase (decrease) in net assets	(955,519)	(818,148)	4,305,416	35,716,282	16,808,454	74,283,748
Net assets at beginning of year	14,811,156	19,664,091	8,205,734	34,306,297	72,964,525	155,040,346

Net assets at end of period	$13,855,639	18,845,943	12,511,150	70,022,579	89,772,979	229,324,094

Changes in units (note 5):
Units purchased	—	947	380,780	2,939,362	2,086,568	6,258,319
Units redeemed	(313,050)	(266,494)	(39,213)	(153,560)	(1,129,565)	(579,355)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	(313,050)	(265,547)	341,567	2,785,802	957,003	5,678,964

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

(Unaudited)

	The Prudential Series Fund, Inc.					Rydex Variable Trust	Salomon Brothers Variable Series Funds Inc
	Equity Portfolio — Class II Shares	Jennison Portfolio — Class II Shares	Jennison 20/20 Focus Portfolio — Class II Shares	SP Jennison International Growth Portfolio — Class II Shares	SP U.S. Prudential Emerging Growth Portfolio — Class II Shares	OTC Fund	Salomon Brothers Variable Investors Fund — Class I	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Strategic Bond Fund — Class I	Salomon Brothers Variable Total Return Fund — Class I
	Period ended June 30, 2003					Period ended June 30, 2003	Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	(269)	—	(1,087)	(454)	(43,904)	(298,558)	(586)	(388,282)	(122,589)
Net realized gain (loss)	—	(4,473)	—	178,418	(1,022)	(1,027,576)	(3,373,908)	28,512	1,124,292	(229,082)
Unrealized appreciation (depreciation) on investments	—	5,169	—	(73,317)	13,780	2,178,566	8,939,959	(37,804)	3,917,706	1,501,382
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	—	427	—	104,014	12,304	1,107,086	5,267,493	(9,878)	4,653,716	1,149,711

From capital transactions:
Net premiums	—	14,100	—	—	—	1,658,815	63,577	494,580	67,737	169,518
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	(91,696)	(275,286)	—	(287,556)	(97,931)
Surrenders	—	(155)	—	(315)	(1,012)	(152,609)	(2,475,524)	(294)	(3,796,149)	(762,978)
Cost of insurance and administrative expense (note 4a)	—	—	—	—	(3)	(3,538)	(28,999)	(5)	(30,678)	(9,045)
Capital contribution	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	—	(13)	19	—	(20)	(19,520)	(313,160)	6,962	(129,967)	(277,479)
Transfers (to) from other subaccounts	—	10,423	—	(102,670)	2,266	(149,217)	(2,258,790)	390,083	11,308,496	265,974

Increase (decrease) in net assets from capital transactions (note 5)	—	24,355	19	(102,985)	1,231	1,242,235	(5,288,182)	891,326	7,131,883	(711,941)

Increase (decrease) in net assets	—	24,782	19	1,029	13,535	2,349,321	(20,689)	881,448	11,785,599	437,770
Net assets at beginning of year	—	28,350	—	12,436	57,104	5,132,705	45,819,657	—	45,854,842	17,415,107

Net assets at end of period	$—	53,132	19	13,465	70,639	7,482,026	45,798,968	881,448	57,640,441	17,852,877

Changes in units (note 5):
Units purchased	—	2,325	2	—	185	651,959	7,144	80,779	954,126	47,470
Units redeemed	—	(15)	—	(58)	(83)	(162,961)	(599,067)	(27)	(354,468)	(123,327)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	—	2,310	2	(58)	102	488,998	(591,923)	80,752	599,658	(75,857)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

(Unaudited)

	Scudder Variable Series II			Van Kampen Life Investment Trust
	Scudder Technology Growth Portfolio — Class B Shares	SVS Dreman High Return Equity Portfolio — Class B Shares	SVS Dreman Small Cap Value Portfolio — Class B Shares	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Period ended June 30, 2003			Period ended June 30, 2003
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(2)	—	—	(3,611)	(13,408)
Net realized gain (loss)	—	—	—	123,699	41,722
Unrealized appreciation (depreciation) on investments	80	—	—	911,320	209,367
Capital gain distributions	—	—	—	—	—

Increase (decrease) in net assets from operations	78	—	—	1,031,408	237,681

From capital transactions:
Net premiums	500	—	—	6,118,355	1,732,948
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	(9,901)	(4,425)
Surrenders	—	—	—	(151,480)	(42,962)
Cost of insurance and administrative expense (note 4a)	—	—	—	(662)	(50)
Capital contribution	—	—	—	—	—
Transfers (to) from the Guarantee Account	10	—	—	870,547	229,685
Transfers (to) from other subaccounts	—	—	—	1,601,594	183,538

Increase (decrease) in net assets from capital transactions (note 5)	510	—	—	8,428,453	2,098,734

Increase (decrease) in net assets	588	—	—	9,459,861	2,336,415
Net assets at beginning of year	—	—	—	3,381,068	852,077

Net assets at end of period	$588	—	—	12,840,929	3,188,492

Changes in units (note 5):
Units purchased	48	—	—	1,017,539	276,376
Units redeemed	—	—	—	(19,356)	(6,115)

Net increase (decrease) in units from capital transactions with contract owners during the period ended June 30, 2003	48	—	—	998,183	270,261

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 2003

(Unaudited)

(1)	Description of Entity

GE Life & Annuity Separate Account 4 (the Account) is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity contracts issued by GE Life & Annuity.

GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 to The Life Insurance Company of Virginia. General Electric Capital Corporation (“GE Capital”) acquired GE Life & Annuity from Aon Corporation on April 1, 1996. GE Capital subsequently contributed GE Life & Annuity to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. (“GE Financial Assurance”) and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company (“GECA”). As part of an internal reorganization of GE Financial Assurance’s insurance subsidiaries, The Harvest Life Insurance Company (“Harvest”) merged into the Company on January 1, 1999. At this time The Life Insurance Company of Virginia was renamed GE Life and Annuity Assurance Company. Harvest’s former parent, Federal Home Life Insurance Company (“Federal”), received common stock of the GE Life & Annuity in exchange for its interest in Harvest.

GE Financial Assurance indirectly owns approximately ninety-seven percent of GE Life & Annuity’s outstanding common stock. The stock is owned directly by General Electric Capital Assurance Company (“GE Capital Assurance”) and by Federal. Both GE Capital Assurance, which directly owns approximately eighty-five percent of GE Life & Annuity’s outstanding common stock, and Federal, which owns approximately twelve percent of GE Life & Annuity’s outstanding common stock, are indirectly owned by GE Financial Assurance. The 800 or 3% remaining shares of GE Life & Annuity’s outstanding common stock are owned by Phoenix Life Insurance Company, Inc. (“Phoenix”). All of GE Life & Annuity’s outstanding non-voting preferred stock is owned by GE Financial Assurance. GE Financial Assurance is a wholly-owned subsidiary of GE Insurance, Inc. (“GEI”). GEI is a wholly owned subsidiary of GE Capital which in turn is wholly owned, directly or indirectly, by General Electric Company (“GE”), a New York corporation.

During May 2003 the following Portfolios were made available to the Account.

AIM Variable Insurance Funds

AIM V.I. Basic Value Fund — Series II Shares

AllianceBernstein Variable Products Series Fund, Inc.

Technology Portfolio — Class B

Federated Insurance Series

Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Dynamic Capital Appreciation Portfolio —    Service Class

Greenwich Street Series Fund

Salomon Brothers Variable Emerging Growth Fund —    Class II

Nations Separate Account Trust

Nations Marsico Growth Portfolio

Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc.

Jennison 20/20 Focus Portfolio — Class II Shares

Salomon Brothers Variable Series Funds Inc.

Salomon Brothers Variable All Cap Fund — Class II

All designated portfolios described above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a)  Investments

Investments are stated at fair market value, which is based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable period.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

(b)  Unit Classes

There are nine unit classes of subaccounts based on the annuity contract form through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure. Type I units are sold under contract forms P1140. Type II units are sold under contract forms P1142, P1143, and P1150. Type III units are sold under contract form P1152. Type IV units are sold under contract form P1151. Type V units are sold under contract form P1153. Types VI and VII units are sold under contract form P1154. Type VIII units are sold under contract form P1611. Type IX units are sold under contract form P1156. Contract form numbers P1098, P1140, P1142, P1143 and P1150 are no longer available for sale, although additional purchase payments may still be accepted under the terms of the contracts.

(c)  Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(d)  Use of Estimates

Financial statements prepared in conformity with generally accepted accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended June 30, 2003 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund — Series I Shares	$10,890	$10,520
AIM V.I. Basic Value Fund — Series II Shares	612,668	23,919
AIM V.I. Blue Chip Fund — Series I Shares	—	—
AIM V.I. Capital Appreciation Fund — Series I Shares	4,371,852	4,252,742
AIM V.I. Capital Development Fund — Series I Shares	36,296	37,140
AIM V.I. Core Equity Fund — Series I Shares	9,837	8,777
AIM V.I. Global Utilities Fund — Series I Shares	379,374	378,985
AIM V.I. Government Securities Fund — Series I Shares	9,505,702	9,965,968
AIM V.I. Growth Fund — Series I Shares	1,791,985	1,281,702
AIM V.I. New Technology Fund — Series I Shares	162,015	85,098
AIM V.I. Premier Equity Fund — Series I Shares	3,390,547	5,125,382
The Alger American Fund
Alger American Growth Portfolio — Class O Shares	24,887,287	38,288,835
Alger American Small Capitalization Portfolio — Class O Shares	13,373,359	16,869,410
AllianceBernstein Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	31,018,643	16,521,385
Premier Growth Portfolio — Class B	5,415,184	4,977,514
Quasar Portfolio — Class B	2,451,305	1,080,977
Technology Portfolio — Class B	374,223	118,256

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
American Century Variable Portfolios, Inc.
VP Income & Growth Fund — Class I	$2,789	$393
VP International Fund — Class I	—	—
VP Ultra Fund — Class I	1,032	350
VP Value Fund — Class I	—	—
Dreyfus
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	10,794,860	11,023,229
Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	—	—
Dreyfus Variable Investment Fund — Money Market Portfolio	—	—
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	444,579	583,892
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	792,979	78,562
VT Income Fund of Boston	21,887	752
VT Worldwide Health Sciences Fund	1,076,819	118,885
Federated Insurance Series
Federated American Leaders Fund II — Primary Shares	13,238,098	18,922,543
Federated Capital Income Fund II	5,916,468	6,472,010
Federated High Income Bond Fund II — Primary Shares	48,467,840	33,915,927
Federated High Income Bond Fund II — Service Shares	26,413,148	14,411,068
Federated International Small Company Fund II	16,707,852	15,263,711
Federated Kaufmann Fund II — Service Shares	1,131,793	94,022
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Initial Class	48,752,103	72,487,522
VIP Equity-Income Portfolio — Service Class 2 Shares	24,145,007	11,353,701
VIP Growth Portfolio — Initial Class	31,837,545	52,947,413
VIP Growth Portfolio — Service Class 2 Shares	8,799,621	6,638,540
VIP Overseas Portfolio — Initial Class	66,776,353	71,124,080
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Asset ManagerSM Portfolio — Initial Class	16,975,230	28,285,311
VIP II Contrafund® Portfolio — Initial Class	30,074,537	52,472,689
VIP II Contrafund® Portfolio — Service Class 2 Shares	22,450,571	11,543,928
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	56,718	19,943
VIP III Growth & Income Portfolio — Initial Class	15,273,026	17,789,904
VIP III Growth & Income Portfolio — Service Class 2	6,918,890	3,884,749
VIP III Growth Opportunities Portfolio — Initial Class	10,332,341	13,809,451
VIP III Mid Cap Portfolio — Initial Class	7,668	244
VIP III Mid Cap Portfolio — Service Class 2	23,060,531	12,250,566
Franklin Templeton Variable Insurance Products Trust
Franklin Large Cap Growth Securities Fund — Class 2 Shares	—	—
Mutual Shares Securities Fund — Class 2 Shares	—	—
Templeton Foreign Securities Fund — Class 2 Shares	11,233	48
Templeton Global Asset Allocation Fund — Class 2 Shares	107	28
GE Investments Funds, Inc.
Global Income Fund	9,673,947	9,130,658
Income Fund	80,283,354	64,197,535
International Equity Fund	23,102,633	23,647,318

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Mid-Cap Value Equity Fund	$37,968,380	$38,036,055
Money Market Fund	627,546,424	777,268,453
Premier Growth Equity Fund	30,013,133	18,108,256
Real Estate Securities Fund	31,292,885	41,088,964
S&P 500® Index Fund	99,703,690	99,582,851
Small-Cap Value Equity Fund	18,275,449	10,180,022
Total Return Fund	30,091,424	18,759,170
U.S. Equity Fund	17,801,690	16,988,561
Value Equity Fund	7,988,807	3,190,017
Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income Fund	5,805,805	5,512,097
Goldman Sachs Mid Cap Value Fund	29,841,019	49,239,159
Greenwich Street Series Fund
Salomon Brothers Variable Emerging Growth Fund — Class II	24,865	90
Janus Aspen Series
Balanced Portfolio — Institutional Shares	50,764,913	72,715,469
Balanced Portfolio — Service Shares	39,077,340	18,751,095
Capital Appreciation Portfolio — Institutional Shares	23,614,301	41,698,706
Capital Appreciation Portfolio — Service Shares	5,572,177	5,999,230
Core Equity Portfolio — Institutional Shares	154	36
Flexible Income Portfolio — Institutional Shares	62,142,137	62,957,452
Global Life Sciences Portfolio — Service Shares	6,513,870	8,138,929
Global Technology Portfolio — Service Shares	7,496,341	7,340,978
Growth Portfolio — Institutional Shares	34,680,149	63,363,625
Growth Portfolio — Service Shares	3,057,542	5,372,043
International Growth Portfolio — Institutional Shares	39,421,900	49,428,686
International Growth Portfolio — Service Shares	107,057,821	106,789,311
Mid Cap Growth Portfolio — Institutional Shares	46,686,859	58,192,680
Mid Cap Growth Portfolio — Service Shares	1,961,380	1,912,199
Worldwide Growth Portfolio — Institutional Shares	26,466,100	68,571,499
Worldwide Growth Portfolio — Service Shares	6,079,549	6,847,093
J.P. Morgan Series Trust II
Bond Portfolio	29,227	1,293
International Opportunities Portfolio	102	0
Mid Cap Value Portfolio	13,082	81
Small Company Portfolio	—	—
U.S. Large Cap Core Equity Portfolio	—	—
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares
MFS® Investors Trust Series — Service Class Shares	3,875,111	2,161,760
MFS® New Discovery Series — Service Class Shares	8,079,508	3,514,118
MFS® Strategic Income Series — Service Class Shares	—	—
MFS® Total Return Series — Service Class Shares	23,928	100
MFS® Utilities Series — Service Class Shares	5,934,242	3,648,875
Nations Separate Account Trust
Nations Marsico Growth Portfolio	2,408,848	617,824
Nations Marsico International Opportunities Portfolio	647,359	113,547

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA	$48,444,678	$61,064,665
Oppenheimer Aggressive Growth Fund/VA — Service Shares	241,037	43,258
Oppenheimer Bond Fund/VA	40,025,313	41,182,655
Oppenheimer Capital Appreciation Fund/VA	28,414,710	41,185,047
Oppenheimer Capital Appreciation Fund/VA — Service Shares	925,112	5,087
Oppenheimer Global Securities Fund/VA — Service Shares	22,039,102	13,862,651
Oppenheimer High Income Fund/VA	40,843,189	34,443,512
Oppenheimer Main Street Fund/VA — Service Shares	12,137,912	5,231,087
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	575,016	4,447
Oppenheimer Multiple Strategies Fund/VA	12,462,685	18,775,029
PBHG Insurance Series Fund, Inc.
PBHG Growth II Portfolio	2,347,442	4,721,860
PBHG Large Cap Growth Portfolio	9,854,908	13,133,495
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	7,144,401	3,008,195
High Yield Portfolio — Administrative Class Shares	48,126,808	17,625,708
Long-Term U.S. Government Portfolio — Administrative Class Shares	47,026,603	34,126,990
Total Return Portfolio — Administrative Class Shares	110,961,823	42,315,397
The Prudential Series Fund, Inc.
Equity Portfolio — Class II Shares	—	—
Jennison Portfolio — Class II Shares	832,093	807,997
Jennison 20/20 Focus Portfolio — Class II Shares	—	—
SP Jennison International Growth Portfolio — Class II Shares	9,820,330	9,924,401
SP U.S. Emerging Growth Portfolio — Class II Shares	3,267	2,479
Rydex Variable Trust
OTC Fund	5,281,015	4,092,867
Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable Investors Fund — Class I	7,567,452	13,210,485
Salomon Brothers Variable All Cap Fund — Class II	1,359,069	476,986
Salomon Brothers Variable Strategic Bond Fund — Class I	27,573,042	19,120,754
Salomon Brothers Variable Total Return Fund — Class I	2,830,432	3,655,071
Scudder Variable Series II
Scudder Technology Growth Portfolio — Class B Shares	511	1
SVS Dreman High Return Equity Portfolio — Class B Shares	—	—
SVS Dreman Small Cap Value Portfolio — Class B Shares	—	—
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares	10,557,818	2,208,430
Emerging Growth Portfolio — Class II Shares	2,711,213	628,264

(4)	Related Party Transactions

(a)  GE Life & Annuity

Net purchase payments transferred from GE Life & Annuity represent gross purchase payments recorded by GE Life & Annuity on its flexible premium variable deferred annuity contracts, less deductions retained as compensations for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

Certain contract owners may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the Account to the Guarantee Account.

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GE Life & Annuity assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by the redemption of units. A charge is deducted monthly from Type I policies to reimburse GE Life & Annuity for certain distribution expenses. The table below discloses the fees described above by unit type.

Unit Type	Contract Form Number	Effective	Distribution Expense	Surrender Charges	Annual Contract Maintenance Charge as a percentage of Contract Value	Administrative Expense Charges as a percentage of the daily net assets of the Account	Mortality and Expense Risk Charges as a percentage of the daily net assets of the Account
I	P1098, P1140	05/88	.20% for the first ten years following a purchase payment	6% or less within seven years of any purchase payment	$30 if account value is $75,000 or less at time charge taken	NA	1.15%

II	P1142, P1143, P1150	07/94	NA	6% or less within seven years of any purchase payment	$25 if account value is less than $75,000.15%		1.25%

III	P1152	02/99	NA	8% or less within nine years of any purchase payment	$25 if account value is less than $10,000.25%		1.30%

IV	P1151	04/99	NA	NA	$25 if account value is less than $25,000.25%		1.35%

V	P1153	05/00	NA	NA	NA	.35%	.40%

VI	P1154 (Age 70 or younger)	06/00	NA	6% or less within seven years of any purchase payment	$30.15%		1.35%

VII	P1154 (Over age 70)	06/00	NA	6% or less within seven years of any purchase payment	$30.15%		1.55%

VII	P1154	5/03	NA	6% or less within seven years of any purchase payment	$30 if account value is $40,000 or less at time charge is taken	.15%	1.30%

VIII	P1611	02/02	NA	Surrender Charge = 9% or less of any purchase payments in the Guarantee or Variable Account Access Charge = 6% or less of any purchase payment allocated to immediate installment account	NA	.15%	1.35%

IX	P1156	09/02	N/A	6% or less within four years	NA	.15%	1.55%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

(b)  Receivable From Affiliate

Receivable from affiliate represents receivable from GE Life & Annuity attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

(c)  Accrued Expenses Payable to Affiliate

Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the contracts for services and benefits accrued and payable to GE Life & Annuity.

(d)  Capitalization

Affiliates of the Account have capitalized certain portfolios of GE Investment Funds, Inc. Ownership interests may be redeemed at any time without prior notice to contract owners.

(e)  Bonus Credit

For Type III unit contracts, transfers from the general account include approximately 9.2 million of payments by GE Life & Annuity in the form of bonus credits for the period ended June 30, 2003.

(f)  Capital Brokerage Corporation

Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. Capital Brokerage Corporation serves as principal underwriter for variable annuities and variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to Capital Brokerage Corporation. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

(g)  GE Investments Fund, Inc.

GE Investments Funds, Inc. (the “Fund”) is an open-end diversified management investment company. GE Asset Management Incorporated (“Investment Advisor”), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund, .50% Income Fund, 1.00% for the International Equity Fund, .65% Mid-Cap Value Equity Fund, ..50% for the Money Market Fund, .65% Premier Growth Equity Fund, .85% for the Real Estate Securities Fund, .35% for the S&P 500® Index Fund, .80% for the Small-Cap Value Equity Fund, .50% Total Return Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity Fund.

(5)	Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values. The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the period ended June 30, 2003 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the period ended June 30, 2003, follows.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, administrative and distribution expenses for each period indicated. For Type I units, the expense ratio of 1.35% presented in the table below represents the maximum charge, as it includes the 0.20% distribution expense assessed only during the first ten years after a purchase payment is made. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

The investment income ratio represents the ordinary dividends received by the subaccount from the underlying portfolios, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying portfolio in which the subaccount invests.

The total return below represents the annual total return for the year of lesser periods indicated and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units’ inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus of Statement of Additional Information for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I	Units	Unit Value	000s
The Alger American Fund
Alger American Growth Portfolio — Class O Shares	481,245	$14.67	$7,059	1.35%	0.00%	16.14%
Alger American Small Capitalization Portfolio —Class O Shares	415,577	7.23	3,003	1.35%	0.00%	14.74%
AllianceBernstein Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	16,895	10.81	183	1.35%	5.26%	8.14%
Federated Insurance Series
Federated American Leaders Fund II — Primary Shares	191,125	14.72	2,813	1.35%	8.05%	9.75%
Federated Capital Income Fund II	127,905	11.94	1,528	1.35%	32.63%	8.32%
Federated High Income Bond Fund II — Primary Shares	259,030	15.77	4,086	1.35%	36.86%	12.54%
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Initial Class	1,842,887	39.43	72,660	1.35%	9.61%	10.07%
VIP Growth Portfolio — Initial Class	1,345,935	41.20	55,455	1.35%	1.46%	12.81%
VIP Overseas Portfolio — Initial Class	920,453	17.91	16,488	1.35%	5.18%	9.72%
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Asset ManagerSM Portfolio — Initial Class	4,977,970	27.25	135,656	1.35%	18.44%	9.51%
VIP II Contrafund® Portfolio — Initial Class	1,044,013	25.26	26,370	1.35%	2.48%	8.95%
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Growth & Income Portfolio — Initial Class	241,170	13.56	3,271	1.35%	7.55%	11.84%
VIP III Growth Opportunities Portfolio — Initial Class	151,787	9.40	1,426	1.35%	5.12%	12.34%
VIP III Mid Cap Portfolio — Service Class 2	7,573	11.05	84	1.35%	1.46%	10.47%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I	Units	Unit Value	000s
GE Investments Funds, Inc.
Global Income Fund	142,662	$12.07	$1,722	1.35%	0.00%	4.38%
Income Fund	1,008,566	13.56	13,680	1.35%	0.00%	3.20%
International Equity Fund	60,152	10.44	628	1.35%	0.00%	9.64%
Mid-Cap Value Equity Fund	302,634	16.27	4,925	1.35%	0.00%	11.84%
Money Market Fund	1,670,775	17.26	28,832	1.35%	3.93%	(0.12)%
Premier Growth Equity Fund	221,017	8.68	1,917	1.35%	0.00%	12.25%
Real Estate Securities Fund	183,013	24.59	4,501	1.35%	0.00%	17.51%
S&P 500® Index Fund	431,834	39.59	17,095	1.35%	0.00%	10.92%
Small-Cap Value Equity Fund	6,249	10.79	67	1.35%	0.00%	7.92%
Total Return Fund	267,499	36.48	9,759	1.35%	0.00%	8.92%
U.S. Equity Fund	116,260	9.79	1,139	1.35%	0.00%	9.35%
Goldman Sachs Variable Insurance Trust (VIT)
Goldman Sachs Growth and Income Fund	94,299	7.35	693	1.35%	0.00%	7.61%
Goldman Sachs Mid Cap Value Fund	748,299	12.23	9,155	1.35%	0.00%	7.86%
Janus Aspen Series
Balanced Portfolio — Institutional Shares	1,305,079	21.80	28,450	1.35%	6.10%	5.68%
Capital Appreciation Portfolio — Institutional Shares	402,338	18.25	7,343	1.35%	2.06%	8.09%
Flexible Income Portfolio — Institutional Shares	388,561	17.41	6,765	1.35%	13.25%	5.12%
Global Life Sciences Portfolio — Service Shares	48,905	7.32	358	1.35%	0.00%	11.63%
Global Technology Portfolio — Service Shares	387,545	2.90	1,124	1.35%	0.00%	17.58%
Growth Portfolio — Institutional Shares	1,482,796	18.53	27,482	1.35%	0.00%	11.07%
International Growth Portfolio — Institutional Shares	380,446	14.04	5,341	1.35%	5.88%	5.90%
Mid Cap Growth Portfolio — Institutional Shares	605,398	19.89	12,043	1.35%	0.00%	15.56%
Worldwide Growth Portfolio — Institutional Shares	1,430,237	23.88	34,152	1.35%	4.10%	6.02%
MFS® Variable Insurance Trust
MFS® New Discovery Series — Service Class Shares	1,182	10.83	13	1.35%	0.00%	8.34%
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA	721,050	35.41	25,535	1.35%	0.00%	13.07%
Oppenheimer Bond Fund/VA	427,224	27.10	11,577	1.35%	27.54%	4.59%
Oppenheimer Capital Appreciation Fund/VA	509,047	44.46	22,630	1.35%	2.01%	11.73%
Oppenheimer High Income Fund/VA	498,854	33.80	16,861	1.35%	35.23%	14.09%
Oppenheimer Multiple Strategies Fund/VA	467,953	32.11	15,026	1.35%	15.10%	10.74%
PBHG Insurance Series Fund, Inc.
PBHG Growth II Portfolio	108,093	8.26	893	1.35%	0.00%	10.87%
PBHG Large Cap Growth Portfolio	112,366	13.61	1,529	1.35%	0.00%	14.05%
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class Shares	13,213	10.12	134	1.35%	8.47%	1.24%
Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable Investors Fund — Class I	359,750	12.54	4,511	1.35%	0.00%	13.97%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I		Unit Value	000s
Salomon Brothers Variable Strategic Bond Fund —Class I	247,465	$13.35	$3,303	1.35%	0.00%	8.90%
Salomon Brothers Variable Total Return Fund —Class I	43,926	10.97	482	1.35%	0.00%	7.15%

Type II
The Alger American Fund
Alger American Growth Portfolio — Class O Shares	5,518,341	14.39	79,383	1.40%	0.00%	16.00%
Alger American Small Capitalization Portfolio —Class O Shares	5,260,497	7.09	37,276	1.40%	0.00%	14.60%
AllianceBernstein Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	247,761	10.81	2,678	1.40%	5.26%	8.09%
Federated Insurance Series
Federated American Leaders Fund II — Primary Shares	3,126,738	14.46	45,202	1.40%	8.05%	9.61%
Federated Capital Income Fund II	1,640,798	11.69	19,184	1.40%	32.63%	8.19%
Federated High Income Bond Fund II — Primary Shares	2,849,107	15.44	43,994	1.40%	36.86%	12.40%
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Initial Class	6,801,249	37.95	258,134	1.40%	9.61%	9.94%
VIP Growth Portfolio — Initial Class	3,089,887	39.66	122,550	1.40%	1.46%	12.67%
VIP Overseas Portfolio — Initial Class	1,031,193	17.24	17,781	1.40%	5.18%	9.59%
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Asset ManagerSM Portfolio — Initial Class	1,921,438	26.33	50,585	1.40%	18.44%	9.38%
VIP II Contrafund® Portfolio — Initial Class	7,784,253	24.73	192,468	1.40%	2.48%	8.82%
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Growth & Income Portfolio — Initial Class	4,326,970	13.35	57,779	1.40%	7.55%	11.70%
VIP III Growth Opportunities Portfolio — Initial Class	2,399,023	9.25	22,196	1.40%	5.12%	12.20%
VIP III Mid Cap Portfolio — Service Class 2	72,785	11.04	804	1.40%	1.46%	10.43%
GE Investments Funds, Inc.
Global Income Fund	902,676	11.88	10,727	1.40%	0.00%	4.25%
Income Fund	6,966,416	13.38	93,183	1.40%	0.00%	3.07%
International Equity Fund	839,668	10.28	8,628	1.40%	0.00%	9.51%
Mid-Cap Value Equity Fund	3,632,020	16.02	58,194	1.40%	0.00%	11.70%
Money Market Fund	10,921,557	16.61	181,427	1.40%	3.93%	(0.25)%
Premier Growth Equity Fund	2,744,585	8.58	23,562	1.40%	0.00%	12.11%
Real Estate Securities Fund	1,817,077	24.10	43,793	1.40%	0.00%	17.37%
S&P 500® Index Fund	6,237,024	38.11	237,667	1.40%	0.00%	10.78%
Small-Cap Value Equity Fund	51,244	10.79	553	1.40%	0.00%	7.88%
Total Return Fund	1,811,137	35.12	63,604	1.40%	0.00%	8.78%
U.S. Equity Fund	2,837,186	9.67	27,427	1.40%	0.00%	9.22%
Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income Fund	1,326,126	7.26	9,626	1.40%	0.00%	7.48%
Goldman Sachs Mid Cap Value Fund	5,706,554	12.08	68,918	1.40%	0.00%	7.73%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II		Unit Value	000s
Janus Aspen Series
Balanced Portfolio — Institutional Shares	12,348,078	$21.38	$263,998	1.40%	6.10%	5.55%
Capital Appreciation Portfolio — Institutional Shares	4,584,364	17.97	82,378	1.40%	2.06%	7.96%
Flexible Income Portfolio — Institutional Shares	3,552,430	17.07	60,654	1.40%	13.25%	4.99%
Global Life Sciences Portfolio — Service Shares	551,374	7.26	4,005	1.40%	0.00%	11.49%
Global Technology Portfolio — Service Shares	1,346,627	2.88	3,874	1.40%	0.00%	17.44%
Growth Portfolio — Institutional Shares	7,410,298	18.08	134,003	1.40%	0.00%	10.93%
International Growth Portfolio — Institutional Shares	3,808,227	13.79	52,509	1.40%	5.88%	5.77%
Mid Cap Growth Portfolio — Institutional Shares	3,721,912	19.41	72,237	1.40%	0.00%	15.42%
Worldwide Growth Portfolio — Institutional Shares	8,062,780	23.30	187,846	1.40%	4.10%	5.89%
MFS® Variable Insurance Trust
MFS® New Discovery Series — Service Class Shares	37,688	10.83	408	1.40%	0.00%	8.29%
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA	1,739,688	34.09	59,306	1.40%	0.00%	12.93%
Oppenheimer Bond Fund/VA	3,050,790	26.09	79,584	1.40%	27.54%	4.46%
Oppenheimer Capital Appreciation Fund/VA	2,451,253	42.79	104,900	1.40%	2.01%	11.60%
Oppenheimer High Income Fund/VA	2,096,686	32.54	68,217	1.40%	35.23%	13.95%
Oppenheimer Multiple Strategies Fund/VA	1,228,224	30.91	37,964	1.40%	15.10%	10.60%
PBHG Insurance Series Fund, Inc.
PBHG Growth II Portfolio	1,594,440	8.13	12,967	1.40%	0.00%	10.73%
PBHG Large Cap Growth Portfolio	1,292,286	13.40	17,316	1.40%	0.00%	13.91%
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class Shares	674,914	10.12	6,830	1.40%	8.47%	1.20%
Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable Investors Fund — Class I	1,441,335	12.39	17,862	1.40%	0.00%	13.83%
Salomon Brothers Variable Strategic Bond Fund —Class I	2,013,055	13.19	26,554	1.40%	0.00%	8.77%
Salomon Brothers Variable Total Return Fund —Class I	725,073	10.84	7,861	1.40%	0.00%	7.02%

Type III
AIM Variable Insurance Funds
AIM V.I. Basic Value Fund — Series II Shares	10,617	11.03	117	1.55%	0.00%	10.28%
AIM V.I. Capital Appreciation Fund — Series I Shares	719,242	6.23	4,479	1.55%	0.00%	10.52%
AIM V.I. Growth Fund — Series I Shares	411,487	5.05	2,078	1.55%	0.00%	13.02%
AIM V.I. Premier Equity Fund — Series I Shares	1,693,173	6.55	11,088	1.55%	0.00%	9.57%
The Alger American Fund
Alger American Growth Portfolio — Class O Shares	6,570,517	6.96	45,761	1.55%	0.00%	15.91%
Alger American Small Capitalization Portfolio —Class O Shares	3,036,167	5.85	17,754	1.55%	0.00%	14.51%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III		Unit Value	000s
AllianceBernstein Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	3,288,891	$9.20	$30,266	1.55%	5.26%	14.42%
Premier Growth Portfolio — Class B	1,387,275	5.96	8,266	1.55%	0.00%	8.87%
Quasar Portfolio — Class B	232,677	7.03	1,637	1.55%	0.00%	16.35%
Technology Portfolio — Class B	10,456	10.87	114	1.55%	0.00%	8.72%
Dreyfus
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	154,246	11.36	1,752	1.55%	0.51%	14.90%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	69,960	5.78	404	1.55%	0.03%	9.42%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	5,689	10.05	57	1.55%	3.83%	0.50%
VT Worldwide Health Sciences Fund	23,134	11.13	257	1.55%	0.00%	11.31%
Federated Insurance Series
Federated American Leaders Fund II — Primary Shares	1,857,197	8.58	15,939	1.55%	8.05%	9.53%
Federated Capital Income Fund II	827,579	6.43	5,323	1.55%	32.63%	8.11%
Federated High Income Bond Fund II — Primary Shares	2,691,294	9.92	26,689	1.55%	36.86%	12.32%
Federated High Income Bond Fund II — Service Shares	1,062,373	11.14	11,838	1.55%	31.64%	12.06%
Federated International Small Company Fund II	233,789	6.50	1,519	1.55%	0.00%	14.83%
Federated Kaufmann Fund II — Service Shares	8,722	11.28	98	1.55%	0.00%	12.80%
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Initial Class	7,123,934	9.55	68,063	1.55%	9.61%	9.85%
VIP Equity-Income Portfolio — Service Class 2	2,687,731	8.77	23,560	1.55%	7.14%	9.70%
VIP Growth Portfolio — Initial Class	8,496,660	7.01	59,529	1.55%	1.46%	12.59%
VIP Growth Portfolio — Service Class 2	1,620,128	6.15	9,964	1.55%	0.53%	12.43%
VIP Overseas Portfolio — Initial Class	989,221	7.33	7,253	1.55%	5.18%	9.50%
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Asset ManagerSM Portfolio — Initial Class	1,489,181	9.48	14,113	1.55%	18.44%	9.29%
VIP II Contrafund® Portfolio — Initial Class	8,491,641	9.06	76,926	1.55%	2.48%	8.74%
VIP II Contrafund® Portfolio — Service Class 2	1,893,754	8.58	16,245	1.55%	1.31%	8.62%
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Dynamic Capital Appreciation Portfolio —Service Class 2	—	10.74	—	1.55%	0.00%	7.39%
VIP III Growth & Income Portfolio — Initial Class	3,645,912	8.35	30,446	1.55%	7.55%	11.61%
VIP III Growth & Income Portfolio — Service Class 2	776,615	8.19	6,363	1.55%	4.49%	11.45%
VIP III Growth Opportunities Portfolio — Initial Class	1,496,303	6.14	9,190	1.55%	5.12%	12.11%
VIP III Mid Cap Portfolio — Service Class 2	1,544,489	9.81	15,157	1.55%	1.46%	7.94%
GE Investments Funds, Inc.
Income Fund	5,579,786	12.47	69,603	1.55%	0.00%	2.99%
International Equity Fund	784,033	6.79	5,323	1.55%	0.00%	9.42%
Mid-Cap Value Equity Fund	5,327,178	11.15	59,396	1.55%	0.00%	11.62%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III		Unit Value	000s
Money Market Fund	15,599,312	$11.00	$171,566	1.55%	3.93%	(0.32)%
Premier Growth Equity Fund	4,539,586	8.53	38,729	1.55%	0.00%	12.03%
Real Estate Securities Fund	1,163,149	16.32	18,985	1.55%	0.00%	17.28%
S&P 500® Index Fund	16,227,957	7.55	122,523	1.55%	0.00%	10.70%
Small-Cap Value Equity Fund	1,163,237	10.52	12,233	1.55%	0.00%	2.80%
Total Return Fund	2,980,301	10.49	31,260	1.55%	0.00%	8.70%
U.S. Equity Fund	3,534,480	8.84	31,253	1.55%	0.00%	9.13%
Value Equity Fund	720,184	8.09	5,830	1.55%	0.00%	8.67%
Goldman Sachs Variable Insurance Trust (VIT)
Goldman Sachs Growth and Income Fund	1,007,828	8.20	8,261	1.55%	0.00%	7.40%
Goldman Sachs Mid Cap Value Fund	3,962,842	14.40	57,081	1.55%	0.00%	7.65%
Greenwich Street Series Fund
Salomon Brothers Variable Emerging Growth Fund — Class II	—	10.93	—	1.55%	0.00%	9.30%
Janus Aspen Series
Balanced Portfolio — Institutional Shares	12,475,979	10.47	130,598	1.55%	6.10%	5.47%
Balanced Portfolio — Service Shares	2,751,037	9.26	25,475	1.55%	4.45%	5.29%
Capital Appreciation Portfolio — Institutional Shares	8,131,348	8.38	68,166	1.55%	2.06%	7.88%
Capital Appreciation Portfolio — Service Shares	803,547	6.95	5,585	1.55%	0.65%	7.79%
Flexible Income Portfolio — Institutional Shares	2,701,486	12.62	34,089	1.55%	13.25%	4.91%
Global Life Sciences Portfolio — Service Shares	760,320	7.23	5,497	1.55%	0.00%	11.41%
Global Technology Portfolio — Service Shares	1,482,538	2.86	4,245	1.55%	0.00%	17.35%
Growth Portfolio — Institutional Shares	9,781,461	6.73	65,823	1.55%	0.00%	10.84%
Growth Portfolio — Service Shares	819,456	5.75	4,713	1.55%	0.00%	10.74%
International Growth Portfolio — Institutional Shares	2,874,043	8.29	23,819	1.55%	5.88%	5.69%
International Growth Portfolio — Service Shares	588,580	5.81	3,421	1.55%	4.55%	5.52%
Mid Cap Growth Portfolio — Institutional Shares	6,034,150	6.86	41,381	1.55%	0.00%	15.33%
Mid Cap Growth Portfolio — Service Shares	713,773	4.79	3,420	1.55%	0.00%	15.18%
Worldwide Growth Portfolio — Institutional Shares	7,628,680	7.52	57,344	1.55%	4.10%	5.81%
Worldwide Growth Portfolio — Service Shares	977,016	5.86	5,726	1.55%	2.58%	5.66%
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	782,367	5.87	4,593	1.55%	0.00%	12.01%
MFS® Investors Trust Series — Service Class Shares	599,507	7.01	4,203	1.55%	2.16%	7.96%
MFS® New Discovery Series — Service Class Shares	809,289	7.43	6,014	1.55%	0.00%	11.75%
MFS® Utilities Series — Service Class Shares	803,827	7.08	5,690	1.55%	10.22%	20.03%
Nations Separate Account Trust
Nations Marsico Growth Portfolio	5,105	10.82	55	1.55%	0.00%	8.20%
Nations Marsico International Opportunities Portfolio	3,995	10.89	44	1.55%	0.00%	8.89%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III		Unit Value	000s
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA	2,263,592	$8.15	$18,442	1.55%	0.00%	12.84%
Oppenheimer Aggressive Growth Fund/VA — Service Shares	6,500	10.95	71	1.55%	0.00%	9.54%
Oppenheimer Bond Fund/VA	3,121,188	12.01	37,496	1.55%	27.54%	4.38%
Oppenheimer Capital Appreciation Fund/VA	4,362,492	8.98	39,195	1.55%	2.01%	11.51%
Oppenheimer Capital Appreciation Fund/VA — Service Shares	12,710	10.64	135	1.55%	0.09%	6.42%
Oppenheimer Global Securities Fund/VA — Service Shares	1,382,348	7.79	10,773	1.55%	3.01%	10.75%
Oppenheimer High Income Fund/VA	2,284,443	10.51	24,009	1.55%	35.23%	13.86%
Oppenheimer Main Street Fund/VA — Service Shares	1,191,410	7.71	9,190	1.55%	3.87%	9.30%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	8,518	11.12	95	1.55%	0.00%	11.18%
Oppenheimer Multiple Strategies Fund/VA	1,239,699	11.26	13,959	1.55%	15.10%	10.52%
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	329,365	11.88	3,912	1.55%	5.41%	2.59%
High Yield Portfolio — Administrative Class Shares	1,849,420	11.29	20,887	1.55%	16.05%	13.98%
Long-Term U.S. Government Portfolio — Administrative Class Shares	2,254,018	13.21	29,772	1.55%	6.92%	5.45%
Total Return Portfolio — Administrative Class Shares	4,415,794	12.12	53,517	1.55%	8.47%	3.69%
The Prudential Series Fund, Inc.
Equity Portfolio — Class II	—	7.58	—	1.55%	0.00%	11.00%
Jennison Portfolio — Class II	5,463	6.61	36	1.55%	0.00%	11.11%
Jennison 20/20 Focus Portfolio — Class II	—	10.56	—	1.55%	0.00%	5.60%
SP Jennison International Growth Portfolio — Class II	2,148	6.27	13	1.55%	0.00%	11.07%
SP U.S. Emerging Growth Portfolio — Class II	9,797	7.21	71	1.55%	0.00%	22.28%
Rydex Variable Trust
OTC Fund	351,146	4.03	1,415	1.55%	0.00%	19.95%
Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable Investors Fund — Class I	2,132,938	10.13	21,616	1.55%	0.00%	13.74%
Salomon Brothers Variable All Cap Fund — Class II	10,600	10.92	116	1.55%	0.00%	9.17%
Salomon Brothers Variable Strategic Bond Fund — Class I	1,951,109	12.82	25,022	1.55%	0.00%	8.69%
Salomon Brothers Variable Total Return Fund — Class I	885,543	10.09	8,931	1.55%	0.00%	6.94%
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares	110,734	9.02	999	1.55%	3.11%	12.20%
Emerging Growth Portfolio — Class II Shares	26,132	8.16	213	1.55%	0.00%	12.41%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV		Unit Value	000s
AIM Variable Insurance Funds
AIM V.I. Basic Value Fund — Series II Shares	—	$11.03	$—	1.60%	0.00%	10.27%
AIM V.I. Capital Appreciation Fund — Series I Shares	62,876	6.22	391	1.60%	0.00%	10.50%
AIM V.I. Growth Fund — Series I Shares	38,827	5.04	196	1.60%	0.00%	12.99%
AIM V.I. Premier Equity Fund — Series I Shares	146,695	6.54	959	1.60%	0.00%	9.54%
The Alger American Fund
Alger American Growth Portfolio — Class O Shares	885,686	6.60	5,846	1.60%	0.00%	15.88%
Alger American Small Capitalization Portfolio — Class O Shares	450,526	5.66	2,550	1.60%	0.00%	14.48%
AllianceBernstein Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	474,996	9.19	4,365	1.60%	5.26%	14.39%
Premier Growth Portfolio — Class B	74,688	5.95	444	1.60%	0.00%	8.84%
Quasar Portfolio — Class B	37,440	7.02	263	1.60%	0.00%	16.33%
Technology Portfolio — Class B	1,284	10.87	14	1.60%	0.00%	8.71%
Dreyfus
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	10,697	11.34	121	1.60%	0.51%	14.87%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	13,264	5.77	77	1.60%	0.03%	9.40%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	10,092	10.05	101	1.60%	3.83%	0.49%
VT Worldwide Health Sciences Fund	1,454	11.13	16	1.60%	0.00%	11.30%
Federated Insurance Series
Federated American Leaders Fund II — Primary Shares	222,086	7.69	1,708	1.60%	8.05%	9.50%
Federated Capital Income Fund II	93,662	6.14	575	1.60%	32.63%	8.08%
Federated High Income Bond Fund II — Primary Shares	219,019	9.62	2,107	1.60%	36.86%	12.29%
Federated High Income Bond Fund II — Service Shares	174,594	11.13	1,943	1.60%	31.64%	12.03%
Federated International Small Company Fund II	43,570	6.49	283	1.60%	0.00%	14.80%
Federated Kaufmann Fund II — Service Shares	3,354	11.28	38	1.60%	0.00%	12.79%
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Initial Class	759,649	8.35	6,341	1.60%	9.61%	9.83%
VIP Equity-Income Portfolio — Service Class 2	370,418	8.75	3,243	1.60%	7.14%	9.67%
VIP Growth Portfolio — Initial Class	678,539	6.78	4,600	1.60%	1.46%	12.56%
VIP Growth Portfolio — Service Class 2	286,556	6.14	1,760	1.60%	0.53%	12.40%
VIP Overseas Portfolio — Initial Class	83,923	6.93	582	1.60%	5.18%	9.48%
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Asset ManagerSM Portfolio — Initial Class	148,143	9.25	1,371	1.60%	18.44%	9.27%
VIP II Contrafund® Portfolio — Initial Class	967,415	8.69	8,405	1.60%	2.48%	8.71%
VIP II Contrafund® Portfolio — Service Class 2	289,376	8.57	2,479	1.60%	1.31%	8.60%
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Dynamic Capital Appreciation Portfolio —Service Class 2	—	10.74	—	1.60%	0.00%	7.38%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV		Unit Value	000s
VIP III Growth & Income Portfolio — Initial Class	464,156	$7.82	$3,631	1.60%	7.55%	11.59%
VIP III Growth & Income Portfolio — Service Class 2	104,824	8.18	858	1.60%	4.49%	11.42%
VIP III Growth Opportunities Portfolio — Initial Class	182,451	5.86	1,068	1.60%	5.12%	12.08%
VIP III Mid Cap Portfolio — Service Class 2	186,658	9.80	1,829	1.60%	1.46%	7.91%
GE Investments Funds, Inc.
Income Fund	698,796	12.55	8,769	1.60%	0.00%	2.96%
International Equity Fund	103,472	6.65	688	1.60%	0.00%	9.40%
Mid-Cap Value Equity Fund	485,169	9.68	4,697	1.60%	0.00%	11.59%
Money Market Fund	3,721,023	10.89	40,510	1.60%	3.93%	(0.35)%
Premier Growth Equity Fund	537,010	8.51	4,572	1.60%	0.00%	12.00%
Real Estate Securities Fund	98,616	14.91	1,470	1.60%	0.00%	17.25%
S&P 500® Index Fund	1,913,383	7.03	13,452	1.60%	0.00%	10.67%
Small-Cap Value Equity Fund	184,095	10.50	1,933	1.60%	0.00%	2.78%
Total Return Fund	270,000	10.05	2,714	1.60%	0.00%	8.67%
U.S. Equity Fund	460,050	8.06	3,706	1.60%	0.00%	9.11%
Value Equity Fund	270,879	8.08	2,190	1.60%	0.00%	8.64%
Goldman Sachs Variable Insurance Trust
Goldman Sachs Growth and Income Fund	142,849	7.47	1,067	1.60%	0.00%	7.37%
Goldman Sachs Mid Cap Value Fund	364,524	12.76	4,650	1.60%	0.00%	7.62%
Greenwich Street Series Fund
Salomon Brothers Variable Emerging Growth Fund — Class II	—	10.93	—	1.60%	0.00%	9.29%
Janus Aspen Series
Balanced Portfolio — Institutional Shares	1,062,355	9.91	10,526	1.60%	6.10%	5.44%
Balanced Portfolio — Service Shares	407,976	9.25	3,773	1.60%	4.45%	5.26%
Capital Appreciation Portfolio — Institutional Shares	783,103	7.34	5,747	1.60%	2.06%	7.85%
Capital Appreciation Portfolio — Service Shares	132,985	6.94	923	1.60%	0.65%	7.76%
Flexible Income Portfolio — Institutional Shares	197,736	12.52	2,476	1.60%	13.25%	4.89%
Global Life Sciences Portfolio — Service Shares	68,732	7.22	496	1.60%	0.00%	11.38%
Global Technology Portfolio — Service Shares	256,818	2.86	734	1.60%	0.00%	17.32%
Growth Portfolio — Institutional Shares	1,061,741	6.38	6,769	1.60%	0.00%	10.82%
Growth Portfolio — Service Shares	79,106	5.74	454	1.60%	0.00%	10.72%
International Growth Portfolio — Institutional Shares	457,545	8.20	3,751	1.60%	5.88%	5.66%
International Growth Portfolio — Service Shares	160,554	5.80	932	1.60%	4.55%	5.49%
Mid Cap Growth Portfolio — Institutional Shares	842,943	5.91	4,978	1.60%	0.00%	15.30%
Mid Cap Growth Portfolio — Service Shares	101,477	4.79	486	1.60%	0.00%	15.15%
Worldwide Growth Portfolio — Institutional Shares	925,943	7.35	6,807	1.60%	4.10%	5.78%
Worldwide Growth Portfolio — Service Shares	152,071	5.85	890	1.60%	2.58%	5.63%
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	140,056	5.86	821	1.60%	0.00%	11.98%
MFS® Investors Trust Series — Service Class Shares	104,589	7.00	732	1.60%	2.16%	7.93%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV		Unit Value	000s
MFS® New Discovery Series — Service Class Shares	65,851	$7.42	$489	1.60%	0.00%	11.73%
MFS® Utilities Series — Service Class Shares	73,771	7.07	522	1.60%	10.22%	20.00%
Nations Separate Account Trust
Nations Marsico Growth Portfolio	12,300	10.82	133	1.60%	0.00%	8.19%
Nations Marsico International Opportunities Portfolio	4,911	10.89	53	1.60%	0.00%	8.88%
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA	240,234	7.62	1,829	1.60%	0.00%	12.82%
Oppenheimer Aggressive Growth Fund/VA —Service Shares	—	10.95	—	1.60%	0.00%	9.53%
Oppenheimer Bond Fund/VA	237,760	12.07	2,870	1.60%	27.54%	4.35%
Oppenheimer Capital Appreciation Fund/VA	521,643	8.65	4,513	1.60%	2.01%	11.48%
Oppenheimer Capital Appreciation Fund/VA —Service Shares	5,361	10.64	57	1.60%	0.09%	6.41%
Oppenheimer Global Securities Fund/VA —Service Shares	279,252	7.78	2,173	1.60%	3.01%	10.72%
Oppenheimer High Income Fund/VA	307,796	10.15	3,124	1.60%	35.23%	13.83%
Oppenheimer Main Street Fund/VA — Service Shares	191,608	7.70	1,476	1.60%	3.87%	9.28%
Oppenheimer Main Street Small Cap Fund/VA —Service Shares	1,471	11.12	16	1.60%	0.00%	11.17%
Oppenheimer Multiple Strategies Fund/VA	117,071	10.50	1,229	1.60%	15.10%	10.49%
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	28,793	11.86	342	1.60%	5.41%	2.56%
High Yield Portfolio — Administrative Class Shares	284,882	11.28	3,213	1.60%	16.05%	13.95%
Long-Term U.S. Government Portfolio — Administrative Class Shares	208,265	13.19	2,747	1.60%	6.92%	5.42%
Total Return Portfolio — Administrative Class Shares	956,482	12.10	11,577	1.60%	8.47%	3.66%
The Prudential Series Fund, Inc.
Jennison Portfolio — Class II Shares	—	10.55	—	1.60%	0.00%	5.52%
Jennison 20/20 Focus Portfolio — Class II Shares	—	10.56	—	1.60%	0.00%	5.60%
Rydex Variable Trust
OTC Fund	27,325	4.02	110	1.60%	0.00%	19.92%
Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable Investors Fund — Class I	198,790	9.17	1,824	1.60%	0.00%	13.71%
Salomon Brothers Variable All Cap Fund — Class II	—	10.92	—	1.60%	0.00%	9.16%
Salomon Brothers Variable Strategic Bond Fund —Class I	218,391	12.69	2,771	1.60%	0.00%	8.66%
Salomon Brothers Variable Total Return Fund — Class I	59,147	9.74	576	1.60%	0.00%	6.91%
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares	35,896	9.02	324	1.60%	3.11%	12.17%
Emerging Growth Portfolio — Class II Shares	2,175	8.16	18	1.60%	0.00%	12.38%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V		Unit Value	000s
AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund — Series I Shares	421	$5.68	$2	0.75%	0.00%	8.33%
AIM V.I. Capital Appreciation Fund — Series I Shares	490	5.28	3	0.75%	0.00%	10.97%
AIM V.I. Capital Development Fund — Series I Shares	631	8.63	5	0.75%	0.00%	14.16%
AIM V.I. Core Equity Fund — Series I Shares	447	6.38	3	0.75%	0.00%	9.24%
AIM V.I. Global Utilities Fund — Series I Shares	528	5.53	3	0.75%	0.00%	8.95%
AIM V.I. Government Securities Fund —Series I Shares	88,334	12.16	1,074	0.75%	0.00%	1.23%
AIM V.I. New Technology Fund — Series I Shares	38,252	2.35	90	0.75%	0.00%	23.78%
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Overseas Portfolio — Initial Class	619	6.04	4	0.75%	5.18%	9.94%
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Growth & Income Portfolio — Initial Class	2,357	8.32	20	0.75%	7.55%	12.06%
VIP III Growth Opportunities Portfolio — Initial Class	255	6.59	2	0.75%	5.12%	12.56%
VIP III Mid Cap Portfolio — Initial Class	3,957	10.29	41	0.75%	0.46%	8.51%
GE Investments Funds, Inc.
Income Fund	4,154	12.70	53	0.75%	0.00%	3.40%
International Equity Fund	3,024	5.77	17	0.75%	0.00%	9.86%
Mid-Cap Value Equity Fund	2,418	10.57	26	0.75%	0.00%	12.06%
Money Market Fund	4,206,874	1.06	4,478	0.75%	3.93%	0.08%
Premier Growth Equity Fund	10,666	7.71	82	0.75%	0.00%	12.48%
Real Estate Securities Fund	7,613	13.59	103	0.75%	0.00%	17.75%
S&P 500® Index Fund	23,779	6.85	163	0.75%	0.00%	11.14%
Total Return Fund	7,422	9.67	72	0.75%	0.00%	9.13%
U.S. Equity Fund	5,538	7.94	44	0.75%	0.00%	9.57%
Janus Aspen Series
Capital Appreciation Portfolio — Institutional Shares	403	6.05	2	0.75%	2.06%	8.31%
Core Equity Portfolio — Institutional Shares	360	7.23	3	0.75%	0.19%	7.64%
Flexible Income Portfolio — Institutional Shares	101,827	12.85	1,309	0.75%	13.25%	5.33%
International Growth Portfolio — Institutional Shares	586	5.00	3	0.75%	5.88%	6.11%

Type VI
AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund — Series I Shares	—	10.78	—	1.50%	0.00%	7.92%
AIM V.I. Basic Value Fund — Series II Shares	9,982	11.03	110	1.50%	0.00%	10.29%
AIM V.I. Blue Chip Fund — Series I Shares	—	10.67	—	1.50%	0.00%	10.03%
AIM V.I. Growth Fund — Series I Shares	1,371,686	3.77	5,164	1.50%	0.00%	13.04%
AIM V.I. Premier Equity Fund — Series I Shares	2,678,273	5.51	14,749	1.50%	0.00%	9.60%
AllianceBernstein Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	6,131,511	9.28	56,923	1.50%	5.26%	14.45%
Premier Growth Portfolio — Class B	2,685,214	4.84	13,001	1.50%	0.00%	8.90%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VI		Unit Value	000s
Quasar Portfolio — Class B	500,382	$5.80	$2,900	1.50%	0.00%	16.38%
Technology Portfolio — Class B	5,851	10.87	64	1.50%	0.00%	8.73%
American Century Variable Portfolios, Inc.
VP Income & Growth Fund — Class I	247	10.94	3	1.50%	1.05%	11.19%
VP International Fund — Class I	—	10.14	—	1.50%	0.00%	4.17%
VP Ultra Fund — Class I	72	10.67	1	1.50%	0.00%	10.74%
VP Value Fund — Class I	—	10.79	—	1.50%	0.00%	8.61%
Dreyfus
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	451,908	8.39	3,792	1.50%	0.51%	14.92%
Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	—	10.82	—	1.50%	0.00%	10.97%
Dreyfus Variable Investment Fund — Money Market Portfolio	—	9.95	—	1.50%	0.00%	(0.42)%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	819,802	5.03	4,123	1.50%	0.03%	9.45%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	4,841	10.03	49	1.50%	3.83%	0.57%
VT Income Fund of Boston	2,134	10.08	22	1.50%	0.00%	1.24%
VT Worldwide Health Sciences Fund	31,907	12.46	397	1.50%	0.00%	19.74%
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	1,252,035	10.29	12,881	1.50%	31.64%	12.09%
Federated International Small Company Fund II	460,319	5.39	2,483	1.50%	0.00%	14.86%
Federated Kaufmann Fund II — Service Shares	45,748	11.28	516	1.50%	0.00%	12.81%
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Service Class 2	3,458,443	9.23	31,917	1.50%	7.14%	9.72%
VIP Growth Portfolio — Service Class 2	3,583,257	5.24	18,786	1.50%	0.53%	12.45%
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Contrafund® Portfolio — Service Class 2	3,291,897	7.82	25,746	1.50%	1.31%	8.65%
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Dynamic Capital Appreciation Portfolio —Service Class 2	932	10.74	10	1.50%	0.00%	7.40%
VIP III Growth & Income Portfolio — Service Class 2	1,176,402	8.00	9,412	1.50%	4.49%	11.48%
VIP III Mid Cap Portfolio — Service Class 2	3,793,125	9.74	36,930	1.50%	1.46%	7.97%
Franklin Templeton Variable Insurance Products Trust
Franklin Large Cap Growth Securities Fund — Class 2 Shares	—	10.99	—	1.50%	0.00%	11.55%
Mutual Shares Securities Fund — Class 2 Shares	—	10.70	—	1.50%	0.00%	9.28%
Templeton Foreign Securities Fund — Class 2 Shares	1,242	10.22	13	1.50%	7.80%	6.78%
Templeton Global Asset Allocation Fund — Class 2 Shares	373	11.16	4	1.50%	6.52%	10.52%
GE Investments Funds, Inc.
Income Fund	1,846,903	10.96	20,251	1.50%	0.00%	3.01%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VI		Unit Value	000s
Mid-Cap Value Equity Fund	2,982,512	$10.52	$31,389	1.50%	0.00%	11.64%
Money Market Fund	4,402,375	10.45	46,015	1.50%	3.93%	(0.30)%
Premier Growth Equity Fund	2,616,578	7.38	19,303	1.50%	0.00%	12.05%
Real Estate Securities Fund	31,652	10.83	343	1.50%	0.00%	8.26%
S&P 500® Index Fund	7,934,969	6.62	52,504	1.50%	0.00%	10.73%
Small-Cap Value Equity Fund	2,362,323	10.74	25,375	1.50%	0.00%	2.83%
U.S. Equity Fund	2,027,796	7.70	15,619	1.50%	0.00%	9.16%
Value Equity Fund	1,254,055	7.88	9,880	1.50%	0.00%	8.69%
Greenwich Street Series Fund
Salomon Brothers Variable Emerging Growth Fund — Class II	281	10.93	3	1.50%	0.00%	9.31%
Janus Aspen Series
Balanced Portfolio — Service Shares	6,255,288	8.72	54,567	1.50%	4.45%	5.31%
Capital Appreciation Portfolio — Service Shares	1,657,387	5.81	9,623	1.50%	0.65%	7.81%
Global Life Sciences Portfolio — Service Shares	515,078	6.80	3,500	1.50%	0.00%	11.43%
Global Technology Portfolio — Service Shares	907,677	2.81	2,548	1.50%	0.00%	17.38%
Growth Portfolio — Service Shares	1,642,494	4.92	8,088	1.50%	0.00%	10.77%
International Growth Portfolio — Service Shares	1,972,897	4.71	9,300	1.50%	4.55%	5.54%
Mid Cap Growth Portfolio — Service Shares	2,109,459	3.23	6,810	1.50%	0.00%	15.20%
Worldwide Growth Portfolio — Service Shares	2,330,847	4.82	11,237	1.50%	2.58%	5.69%
J.P. Morgan Series Trust II
Bond Portfolio	2,977	10.52	31	1.50%	10.96%	3.28%
International Opportunities Portfolio	10	10.48	—	1.50%	3.18%	6.15%
Mid Cap Value Portfolio	1,656	11.28	19	1.50%	1.25%	11.02%
Small Company Portfolio	—	10.57	—	1.50%	0.00%	10.00%
U.S. Large Cap Core Equity Portfolio	—	10.91	—	1.50%	0.00%	11.12%
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	2,045,161	5.31	10,858	1.50%	0.00%	12.03%
MFS® Investors Trust Series — Service Class Shares	1,145,495	6.82	7,815	1.50%	2.16%	7.99%
MFS® New Discovery Series — Service Class Shares	2,034,387	6.29	12,791	1.50%	0.00%	11.78%
MFS® Strategic Income Series — Service Class Shares	—	10.91	—	1.50%	0.00%	6.17%
MFS® Total Return Series — Service Class Shares	2,388	10.67	25	1.50%	6.97%	6.43%
MFS® Utilities Series — Service Class Shares	1,563,688	6.94	10,853	1.50%	10.22%	20.06%
Nations Separate Account Trust
Nations Marsico Growth Portfolio	55,641	10.82	602	1.50%	0.00%	8.21%
Nations Marsico International Opportunities Portfolio	7,496	10.89	82	1.50%	0.00%	8.90%
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA —Service Shares	6,861	10.95	75	1.50%	0.00%	9.55%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VI		Unit Value	000s
Oppenheimer Capital Appreciation Fund/VA —Service Shares	37,130	$11.03	$410	1.50%	0.09%	11.34%
Oppenheimer Global Securities Fund/VA — Service Shares	3,552,773	6.90	24,503	1.50%	3.01%	10.78%
Oppenheimer Main Street Fund/VA — Service Shares	2,954,333	6.96	20,563	1.50%	3.87%	9.33%
Oppenheimer Main Street Small Cap Fund/VA —Service Shares	16,884	10.87	183	1.50%	0.00%	15.28%
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	519,570	12.04	6,257	1.50%	5.41%	2.61%
High Yield Portfolio — Administrative Class Shares	2,782,455	11.10	30,898	1.50%	16.05%	14.01%
Long-Term U.S. Government Portfolio —Administrative Class Shares	2,586,510	14.15	36,593	1.50%	6.92%	5.48%
Total Return Portfolio — Administrative Class Shares	8,174,832	12.58	102,852	1.50%	8.47%	3.71%
The Prudential Series Fund, Inc.
Jennison Portfolio — Class II Shares	304	10.55	3	1.50%	0.00%	5.54%
Jennison 20/20 Focus Portfolio — Class II Shares	—	10.56	—	1.50%	0.00%	5.61%
Rydex Variable Trust
OTC Fund	1,471,482	2.81	4,135	1.50%	0.00%	19.98%
Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable All Cap Fund — Class II	28,567	10.92	312	1.50%	0.00%	9.18%
Scudder Variable Series II
Scudder Technology Growth Portfolio — Class B Shares	48	12.18	1	1.50%	0.00%	17.06%
SVS Dreman High Return Equity Portfolio — Class B Shares	—	10.81	—	1.50%	0.00%	12.42%
SVS Dreman Small Cap Value Portfolio —Class B Shares	—	10.96	—	1.50%	0.00%	13.93%
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares	762,927	9.03	6,889	1.50%	3.11%	12.23%
Emerging Growth Portfolio — Class II Shares	233,949	8.17	1,911	1.50%	0.00%	12.44%

Type VII
AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund — Series I Shares	—	10.76	—	1.70%	0.00%	7.81%
AIM V.I. Basic Value Fund — Series II Shares	15,644	11.03	172	1.70%	0.00%	10.25%
AIM V.I. Blue Chip Fund — Series I Shares	—	10.65	—	1.70%	0.00%	9.92%
AIM V.I. Capital Appreciation Fund — Series I Shares	696,163	5.05	3,518	1.70%	0.00%	10.44%
AIM V.I. Growth Fund — Series I Shares	496,229	3.74	1,857	1.70%	0.00%	12.93%
AIM V.I. Premier Equity Fund — Series I Shares	1,005,824	5.47	5,505	1.70%	0.00%	9.48%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VII		Unit Value	000s
AllianceBernstein Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	2,323,619	$9.23	$21,441	1.70%	5.26%	14.33%
Premier Growth Portfolio — Class B	1,221,778	4.81	5,879	1.70%	0.00%	8.79%
Quasar Portfolio — Class B	192,803	5.76	1,111	1.70%	0.00%	16.26%
Technology Portfolio — Class B	2,500	11.15	28	1.70%	0.00%	16.74%
American Century Variable Portfolios, Inc.
VP Income & Growth — Class I	—	10.92	—	1.70%	1.05%	11.08%
VP International Fund — Class I	—	10.12	—	1.70%	0.00%	4.06%
VP Ultra Fund — Class I	—	10.65	—	1.70%	0.00%	10.62%
VP Value Fund — Class I	—	10.78	—	1.70%	0.00%	8.50%
Dreyfus
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	85,130	8.34	710	1.70%	0.51%	14.81%
Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	—	10.80	—	1.70%	0.00%	10.86%
Dreyfus Variable Investment Fund — Money Market Portfolio	—	9.93	—	1.70%	0.00%	(0.52)%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	134,343	5.00	672	1.70%	0.03%	9.34%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	26,418	10.01	264	1.70%	3.83%	0.47%
VT Income Fund of Boston	—	10.06	—	1.70%	0.00%	1.14%
VT Worldwide Health Sciences Fund	24,644	12.00	296	1.70%	0.00%	19.62%
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	619,095	10.23	6,330	1.70%	31.64%	11.97%
Federated International Small Company Fund II	96,351	5.36	517	1.70%	0.00%	14.74%
Federated Kaufmann Fund II — Service Shares	22,780	11.28	257	1.70%	0.00%	12.77%
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Service Class 2	1,800,523	9.17	16,515	1.70%	7.14%	9.61%
VIP Growth Portfolio — Service Class 2	1,314,707	5.21	6,851	1.70%	0.53%	12.34%
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Contrafund® Portfolio — Service Class 2	1,499,873	7.77	11,659	1.70%	1.31%	8.54%
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Dynamic Capital Appreciation Portfolio —Service Class 2	612	10.74	7	1.70%	0.00%	7.36%
VIP III Growth & Income Portfolio — Service Class 2	628,732	7.95	5,000	1.70%	4.49%	11.37%
VIP III Mid Cap Portfolio — Service Class 2	1,296,356	9.68	12,545	1.70%	1.46%	7.86%
Franklin Templeton Variable Insurance Products Trust
Franklin Large Cap Growth Securities Fund — Class 2 Shares	—	10.97	—	1.70%	0.00%	11.44%
Mutual Shares Securities Fund — Class 2 Shares	—	10.68	—	1.70%	0.00%	9.17%
Templeton Foreign Securities Fund — Class 2 Shares	—	10.20	—	1.70%	7.80%	6.67%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VII		Unit Value	000s
Templeton Global Asset Allocation Fund — Class 2 Shares	—	$11.14	$—	1.70%	6.52%	10.41%
GE Investments Funds, Inc.
Income Fund	651,609	10.94	7,128	1.70%	0.00%	2.91%
Mid-Cap Value Equity Fund	1,101,269	10.46	11,520	1.70%	0.00%	11.53%
Money Market Fund	1,731,844	10.39	17,992	1.70%	3.93%	(0.40)%
Premier Growth Equity Fund	866,699	7.33	6,355	1.70%	0.00%	11.94%
Real Estate Securities Fund	11,207	10.82	121	1.70%	0.00%	8.22%
S&P 500® Index Fund	3,217,710	6.58	21,161	1.70%	0.00%	10.61%
Small-Cap Value Equity Fund	796,326	10.68	8,502	1.70%	0.00%	2.73%
Total Return Fund	48,558	10.49	509	1.70%	0.00%	4.85%
U.S. Equity Fund	1,070,355	7.66	8,194	1.70%	0.00%	9.05%
Value Equity Fund	608,037	7.83	4,761	1.70%	0.00%	8.58%
Greenwich Street Series Fund
Salomon Brothers Variable Emerging Growth Fund —Class II	59	10.93	1	1.70%	0.00%	9.27%
Janus Aspen Series
Balanced Portfolio — Service Shares	2,592,436	8.67	22,477	1.70%	4.45%	5.21%
Capital Appreciation Portfolio — Service Shares	521,506	5.77	3,009	1.70%	0.65%	7.71%
Global Life Sciences Portfolio — Service Shares	97,245	6.75	657	1.70%	0.00%	11.32%
Global Technology Portfolio — Service Shares	309,527	2.79	864	1.70%	0.00%	17.26%
Growth Portfolio — Service Shares	641,816	4.89	3,141	1.70%	0.00%	10.66%
International Growth Portfolio — Service Shares	524,164	4.69	2,456	1.70%	4.55%	5.44%
Mid Cap Growth Portfolio — Service Shares	503,105	3.21	1,614	1.70%	0.00%	15.09%
Worldwide Growth Portfolio — Service Shares	874,148	4.79	4,188	1.70%	2.58%	5.58%
J.P. Morgan Series Trust II
Bond Portfolio	—	10.51	—	1.70%	10.96%	3.17%
International Opportunities Portfolio	—	10.46	—	1.70%	3.18%	6.04%
Mid Cap Value Portfolio	—	11.26	—	1.70%	1.25%	10.91%
Small Company Portfolio	—	10.56	—	1.70%	0.00%	9.89%
U.S. Large Cap Core Equity Portfolio	—	10.89	—	1.70%	0.00%	11.01%
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	647,863	5.28	3,419	1.70%	0.00%	11.92%
MFS® Investors Trust Series — Service Class Shares	473,312	6.78	3,210	1.70%	2.16%	7.88%
MFS® New Discovery Series — Service Class Shares	621,602	6.25	3,884	1.70%	0.00%	11.67%
MFS® Strategic Income Series — Service Class Shares	—	10.90	—	1.70%	0.00%	6.06%
MFS® Total Return Series — Service Class Shares	—	10.65	—	1.70%	6.97%	6.33%
MFS® Utilities Series — Service Class Shares	619,142	6.90	4,271	1.70%	10.22%	19.94%
Nations Separate Account Trust
Nations Marsico Growth Portfolio	93,176	10.82	1,008	1.70%	0.00%	8.17%
Nations Marsico International Opportunities Portfolio	31,155	10.89	339	1.70%	0.00%	8.87%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VII		Unit Value	000s
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA —Service Shares	4,767	$10.91	$52	1.70%	0.00%	12.73%
Oppenheimer Capital Appreciation Fund/VA —Service Shares	26,531	10.77	286	1.70%	0.09%	11.23%
Oppenheimer Global Securities Fund/VA — Service Shares	1,045,498	6.85	7,167	1.70%	3.01%	10.66%
Oppenheimer Main Street Fund/VA — Service Shares	1,310,610	6.92	9,067	1.70%	3.87%	9.22%
Oppenheimer Main Street Small Cap Fund/VA —Service Shares	13,911	10.82	151	1.70%	0.00%	15.16%
PIMCO Variable Insurance Trust
Foreign Bond Portfolio — Administrative Class Shares	167,183	11.97	2,001	1.70%	5.41%	2.51%
High Yield Portfolio — Administrative Class Shares	1,273,904	11.04	14,060	1.70%	16.05%	13.89%
Long-Term U.S. Government Portfolio —Administrative Class Shares	1,377,394	14.06	19,368	1.70%	6.92%	5.37%
Total Return Portfolio — Administrative Class Shares	4,185,101	12.51	52,335	1.70%	8.47%	3.61%
The Prudential Series Fund, Inc.
Jennison Portfolio — Class II Shares	—	10.55	—	1.70%	0.00%	5.51%
Jennison 20/20 Focus Portfolio — Class II Shares	—	10.56	—	1.70%	0.00%	5.58%
Rydex Variable Trust
OTC Fund	642,568	2.79	1,795	1.70%	0.00%	19.86%
Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable All Cap Fund — Class II	36,485	10.91	398	1.70%	0.00%	9.14%
Scudder Variable Series II
Scudder Technology Growth Portfolio — Class B Shares	—	12.16	—	1.70%	0.00%	16.94%
SVS Dreman High Return Equity Portfolio — Class B Shares	—	10.79	—	1.70%	0.00%	12.31%
SVS Dreman Small Cap Value Portfolio — Class B Shares	—	10.94	—	1.70%	0.00%	13.81%
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares	486,500	9.01	4,382	1.70%	3.11%	12.12%
Emerging Growth Portfolio — Class II Shares	115,750	8.15	943	1.70%	0.00%	12.32%

Type VIII
GE Investments Funds, Inc.
Total Return Fund	2,172,428	10.00	21,728	1.50%	0.00%	8.72%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IX		Unit Value	000s
AIM Variable Insurance Funds
AIM V.I. Basic Value Fund — Series II Shares	18,665	$11.03	$206	1.70%	0.00%	10.30%
AIM V.I. Capital Appreciation Fund — Series I Shares	9,767	10.63	104	1.70%	0.00%	6.33%
AIM V.I. Premier Equity Fund — Series I Shares	470	10.49	5	1.70%	0.00%	4.85%
AllianceBernstein Variable Products Series Fund, Inc.
Growth and Income Portfolio — Class B	80,653	10.81	872	1.70%	5.26%	8.08%
Premier Growth Portfolio — Class B	9,427	10.30	97	1.70%	0.00%	3.02%
Technology Portfolio — Class B	4,478	10.87	49	1.70%	0.00%	8.74%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	24,581	10.05	247	1.70%	3.83%	0.52%
VT Worldwide Health Sciences Fund	4,408	11.13	49	1.70%	0.00%	11.32%
Federated Insurance Series
Federated High Income Bond Fund II — Service Shares	23,456	10.27	241	1.70%	31.64%	2.68%
Federated International Small Company Fund II	2,691	11.08	30	1.70%	0.00%	10.85%
Federated Kaufmann Fund II — Service Shares	19,864	11.28	224	1.70%	0.00%	12.82%
Fidelity Variable Insurance Products Fund (“VIP”)
VIP Equity-Income Portfolio — Service Class 2	55,228	10.78	595	1.70%	7.14%	7.77%
VIP Growth Portfolio — Service Class 2	26,378	10.72	283	1.70%	0.53%	7.23%
Fidelity Variable Insurance Products Fund II (“VIP II”)
VIP II Contrafund® Portfolio — Service Class 2	59,561	10.66	635	1.70%	1.31%	6.62%
Fidelity Variable Insurance Products Fund III (“VIP III”)
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	1,851	10.74	20	1.70%	0.00%	7.41%
VIP III Growth & Income Portfolio — Service Class 2	8,576	10.50	90	1.70%	4.49%	4.96%
VIP III Mid Cap Portfolio — Service Class 2	52,930	11.04	584	1.70%	1.46%	10.42%
GE Investments Funds, Inc.
Income Fund	37,543	10.13	380	1.70%	0.00%	1.27%
Mid-Cap Value Equity Fund	35,269	11.00	388	1.70%	0.00%	9.98%
Money Market Fund	330,727	9.99	3,304	1.70%	3.93%	(0.11)%
Premier Growth Equity Fund	48,181	10.68	515	1.70%	0.00%	6.83%
Real Estate Securities Fund	6,900	10.83	75	1.70%	0.00%	8.27%
S&P 500® Index Fund	140,989	10.64	1,500	1.70%	0.00%	6.36%
Small-Cap Value Equity Fund	31,385	10.79	339	1.70%	0.00%	7.87%
Total Return Fund	103,552	10.49	1,086	1.70%	0.00%	4.90%
U.S. Equity Fund	31,287	10.56	330	1.70%	0.00%	5.58%
Value Equity Fund	18,484	10.55	195	1.70%	0.00%	5.52%
Greenwich Street Series Fund
Salomon Brothers Variable Emerging Growth Fund —Class II	2,195	10.93	24	1.70%	0.00%	9.32%
Janus Aspen Series
Balanced Portfolio — Service Shares	68,096	10.27	699	1.70%	4.45%	2.67%
Capital Appreciation Portfolio — Service Shares	11,406	10.61	121	1.70%	0.65%	6.09%
International Growth Portfolio — Service Shares	8,201	10.80	89	1.70%	4.55%	7.97%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

June 30, 2003

(Unaudited)

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IX		Unit Value	000s
MFS® Variable Insurance Trust
MFS® Investors Growth Stock Series — Service Class Shares	22,083	$10.64	$235	1.70%	0.00%	6.37%
MFS® Investors Trust Series — Service Class Shares	7,694	10.50	81	1.70%	2.16%	5.04%
MFS® New Discovery Series — Service Class Shares	16,163	10.83	175	1.70%	0.00%	8.28%
MFS® Utilities Series — Service Class Shares	5,135	11.04	57	1.70%	10.22%	10.45%
Nations Separate Account Trust
Nations Marsico Growth Portfolio	11,825	10.82	128	1.70%	0.00%	8.22%
Nations Marsico International Opportunities Portfolio	6,994	10.89	76	1.70%	0.00%	8.91%
Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA — Service Shares	4,545	10.96	50	1.70%	0.00%	9.55%
Oppenheimer Capital Appreciation Fund/VA —Service Shares	4,575	10.64	49	1.70%	0.09%	6.44%
Oppenheimer Global Securities Fund/VA — Service Shares	27,633	11.13	308	1.70%	3.01%	11.29%
Oppenheimer Main Street Fund/VA — Service Shares	35,012	10.61	372	1.70%	3.87%	6.14%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	16,375	11.12	182	1.70%	0.00%	11.20%
PIMCO Variable Insurance Trust
High Yield Portfolio — Administrative Class Shares	95,797	10.23	980	1.70%	16.05%	2.33%
Long-Term U.S. Government Portfolio —Administrative Class Shares	124,045	10.36	1,285	1.70%	6.92%	3.61%
Total Return Portfolio — Administrative Class Shares	204,783	10.12	2,072	1.70%	8.47%	1.19%
The Prudential Series Fund, Inc.
Jennison Portfolio — Class II Shares	1,308	10.56	14	1.70%	0.00%	5.55%
Jennison 20/20 Focus Portfolio — Class II Shares	2	10.56	—	1.70%	0.00%	5.62%
Rydex Variable Trust
OTC Fund	2,746	10.72	29	1.70%	0.00%	7.21%
Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable All Cap Fund — Class II	5,100	10.92	56	1.70%	0.00%	9.19%
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares	22,545	10.90	246	1.70%	3.11%	8.99%
Emerging Growth Portfolio — Class II Shares	9,659	10.64	103	1.70%	0.00%	6.37%